SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 8.0%
Alphabet Inc, Cl A *	60,052	$9,064
Alphabet Inc, Cl C *	50,229	7,648
AT&T Inc	47,181	830
Atlanta Braves Holdings Inc, Cl A *	1,732	73
Atlanta Braves Holdings Inc, Cl C *	1,938	76
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	33
Cardlytics Inc *	761	11
Cars.com Inc *	4,178	72
Charter Communications Inc, Cl A *	277	80
Cinemark Holdings Inc *	4,289	77
Cogent Communications Holdings Inc	148	10
Comcast Corp, Cl A	52,817	2,290
EchoStar Corp, Cl A *	1,124	16
Electronic Arts Inc	6,385	847
EverQuote Inc, Cl A *	1,468	27
EW Scripps Co/The, Cl A *	3,299	13
Fox Corp, Cl A	1,372	43
Fox Corp, Cl B	1,428	41
IAC Inc *	376	20
IMAX Corp *	2,244	36
Interpublic Group of Cos Inc/The	8,487	277
Iridium Communications Inc	366	10
John Wiley & Sons Inc, Cl A	236	9
Liberty Broadband Corp, Cl A *	81	5
Liberty Broadband Corp, Cl C *	343	20
Liberty Media Corp-Liberty Live, Cl C *	59	3
Liberty Media Corp-Liberty SiriusXM *	234	7
Madison Square Garden Entertainment Corp, Cl A *	697	27
Madison Square Garden Sports Corp *	39	7
Magnite Inc *	2,551	27
Match Group Inc *	1,841	67
Meta Platforms Inc, Cl A	22,386	10,870
Netflix Inc *	3,772	2,291
New York Times Co/The, Cl A	439	19
News Corp, Cl A	829	22
Nexstar Media Group Inc, Cl A	94	16
Omnicom Group Inc	8,191	792
Paramount Global, Cl B	7,304	86
Pinterest Inc, Cl A *	3,339	116
ROBLOX Corp, Cl A *	3,654	139
Shutterstock Inc	205	9
Sirius XM Holdings Inc	7,153	28
Sphere Entertainment Co *	697	34
Spotify Technology SA *	1,265	334
Take-Two Interactive Software Inc *	897	133
TechTarget Inc *	1,986	66
TEGNA Inc	3,052	46
TKO Group Holdings Inc, Cl A	780	67
T-Mobile US Inc	2,638	431

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Trade Desk Inc/The, Cl A *	8,290	$725
TripAdvisor Inc *	1,712	48
Verizon Communications Inc	57,853	2,427
Vimeo Inc *	610	2
Walt Disney Co/The	21,958	2,687
Warner Bros Discovery Inc *	4,164	36
Yelp Inc, Cl A *	1,355	53
Ziff Davis Inc *	2,547	161
ZoomInfo Technologies Inc, Cl A *	2,021	32

		43,437
Consumer Discretionary — 10.7%
1-800-Flowers.com Inc, Cl A *	3,668	40
Abercrombie & Fitch Co, Cl A *	788	99
Acushnet Holdings Corp	987	65
Adient PLC *	732	24
ADT Inc	4,942	33
Adtalem Global Education Inc *	5,431	279
Advance Auto Parts Inc	317	27
Airbnb Inc, Cl A *	3,103	512
Amazon.com Inc *	93,237	16,818
American Eagle Outfitters Inc	3,416	88
Aptiv PLC *	3,490	278
Aramark	260	8
Asbury Automotive Group Inc *	70	17
AutoNation Inc *	970	161
AutoZone Inc *	235	741
Bath & Body Works Inc	638	32
Best Buy Co Inc	2,491	204
Big Lots Inc	1,758	8
Bloomin' Brands Inc	2,259	65
Booking Holdings Inc	563	2,042
Boot Barn Holdings Inc *	199	19
BorgWarner Inc	321	11
Bright Horizons Family Solutions Inc *	76	9
Brinker International Inc *	1,180	59
Brunswick Corp/DE	839	81
Buckle Inc/The	1,885	76
Burlington Stores Inc *	482	112
Capri Holdings Ltd *	1,319	60
CarMax Inc *	1,086	95
Carnival Corp *	15,800	258
Carter's Inc	471	40
Carvana Co, Cl A *	1,322	116
Cavco Industries Inc *	60	24
Cheesecake Factory Inc/The	1,236	45
Chegg Inc *	176	1
Children's Place Inc/The *	812	9
Chipotle Mexican Grill Inc, Cl A *	232	674
Choice Hotels International Inc	113	14
Columbia Sportswear Co	891	72
Cracker Barrel Old Country Store Inc	323	23
Crocs Inc *	1,116	160

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dana Inc	2,660	$34
Darden Restaurants Inc	705	118
Dave & Buster's Entertainment Inc *	1,283	80
Deckers Outdoor Corp *	1,186	1,116
Denny's Corp *	2,500	22
Designer Brands Inc, Cl A	3,316	36
Dick's Sporting Goods Inc	700	157
Dillard's Inc, Cl A	45	21
Domino's Pizza Inc	33	16
DoorDash Inc, Cl A *	523	72
Dorman Products Inc *	128	12
DR Horton Inc	890	146
eBay Inc	19,465	1,027
Etsy Inc *	1,162	80
Expedia Group Inc *	389	54
Five Below Inc *	410	74
Floor & Decor Holdings Inc, Cl A *	232	30
Foot Locker Inc	1,308	37
Ford Motor Co	16,002	213
Fox Factory Holding Corp *	749	39
Frontdoor Inc *	251	8
GameStop Corp, Cl A *	2,040	26
Gap Inc/The	11,382	314
Garmin Ltd	418	62
General Motors Co	2,770	126
Gentex Corp	440	16
Gentherm Inc *	184	11
Genuine Parts Co	67	10
Goodyear Tire & Rubber Co/The *	989	14
Graham Holdings Co, Cl B	78	60
Grand Canyon Education Inc *	121	16
Group 1 Automotive Inc	86	25
GrowGeneration Corp *	2,599	7
H&R Block Inc	2,109	104
Hanesbrands Inc *	13,319	77
Hasbro Inc	2,632	149
Helen of Troy Ltd *	57	7
Hilton Grand Vacations Inc *	3,016	142
Hilton Worldwide Holdings Inc	8,404	1,793
Home Depot Inc/The	11,555	4,433
Hyatt Hotels Corp, Cl A	135	22
Installed Building Products Inc	125	32
iRobot Corp *	1,013	9
Jack in the Box Inc	658	45
Johnson Outdoors Inc, Cl A	659	30
KB Home	4,733	335
Kohl's Corp	1,859	54
Kontoor Brands Inc	1,282	77
La-Z-Boy Inc, Cl Z	1,597	60
LCI Industries	483	59
Lear Corp	5,902	855
Leggett & Platt Inc	222	4

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl B	122	$19
LGI Homes Inc *	127	15
LKQ Corp	317	17
Lowe's Cos Inc	8,938	2,277
Lucid Group Inc *	33,236	95
Lululemon Athletica Inc *	245	96
M/I Homes Inc *	198	27
Macy's Inc	4,042	81
Malibu Boats Inc, Cl A *	202	9
Marriott International Inc/MD, Cl A	3,599	908
Marriott Vacations Worldwide Corp	394	42
Mattel Inc *	711	14
McDonald's Corp	9,415	2,655
Meritage Homes Corp	794	139
Mohawk Industries Inc *	127	17
Monro Inc	626	20
Murphy USA Inc	263	110
National Vision Holdings Inc *	447	10
Newell Brands Inc	605	5
NIKE Inc, Cl B	7,934	746
Nordstrom Inc	3,866	78
Norwegian Cruise Line Holdings Ltd *	5,839	122
NVR Inc *	13	105
ODP Corp/The *	283	15
Ollie's Bargain Outlet Holdings Inc *	212	17
O'Reilly Automotive Inc *	196	221
Oxford Industries Inc	665	75
Papa John's International Inc	151	10
Peloton Interactive Inc, Cl A *	2,845	12
Penske Automotive Group Inc	957	155
PetMed Express Inc	366	2
Phinia Inc	64	2
Planet Fitness Inc, Cl A *	173	11
Polaris Inc	966	97
PulteGroup Inc	1,312	158
PVH Corp	108	15
Ralph Lauren Corp, Cl A	690	130
Revolve Group Inc, Cl A *	2,223	47
RH *	45	16
Rivian Automotive Inc, Cl A *	1,274	14
Ross Stores Inc	857	126
Royal Caribbean Cruises Ltd *	7,156	995
Sabre Corp *	506	1
Sally Beauty Holdings Inc *	2,794	35
Service Corp International/US	250	19
Shake Shack Inc, Cl A *	157	16
Signet Jewelers Ltd	2,402	240
Six Flags Entertainment Corp *	248	7
Sleep Number Corp *	1,033	17
Standard Motor Products Inc	943	32
Starbucks Corp	15,798	1,444
Steven Madden Ltd	1,178	50

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stitch Fix Inc, Cl A *	1,021	$3
Strategic Education Inc	331	34
Stride Inc *	348	22
Tapestry Inc	2,803	133
Taylor Morrison Home Corp, Cl A *	12,743	792
Tempur Sealy International Inc	2,272	129
Tesla Inc *	27,064	4,758
Texas Roadhouse Inc, Cl A	889	137
Thor Industries Inc	106	12
TJX Cos Inc/The	13,629	1,382
Toll Brothers Inc	269	35
TopBuild Corp *	315	139
Topgolf Callaway Brands Corp *	2,383	39
Tractor Supply Co	2,377	622
Travel + Leisure Co	307	15
Tri Pointe Homes Inc *	3,236	125
Udemy Inc *	3,378	37
Ulta Beauty Inc *	279	146
Under Armour Inc, Cl C *	556	4
United Parks & Resorts Inc *	251	14
Upbound Group Inc, Cl A	1,764	62
Urban Outfitters Inc *	417	18
Vail Resorts Inc	46	10
Valvoline Inc *	11,216	500
VF Corp	4,023	62
Victoria's Secret & Co *	212	4
Visteon Corp *	85	10
Wayfair Inc, Cl A *	320	22
Wendy's Co/The	11,419	215
Whirlpool Corp	638	76
Williams-Sonoma Inc	160	51
Wingstop Inc	363	133
Winnebago Industries Inc	191	14
Wolverine World Wide Inc	1,511	17
Worthington Enterprises Inc	223	14
Wyndham Hotels & Resorts Inc	189	15
Yum! Brands Inc	8,356	1,159

		58,411
Consumer Staples — 5.4%
Andersons Inc/The	338	19
Archer-Daniels-Midland Co	5,103	321
B&G Foods Inc	862	10
BellRing Brands Inc *	136	8
Beyond Meat Inc *	166	1
Bunge Global SA	929	95
Calavo Growers Inc	571	16
Campbell Soup Co	10,354	460
Casey's General Stores Inc	65	21
Chefs' Warehouse Inc/The *	1,366	52
Church & Dwight Co Inc	1,025	107
Clorox Co/The	2,716	416
Coca-Cola Co/The	48,833	2,988

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Colgate-Palmolive Co	7,375	$664
Conagra Brands Inc	3,435	102
Costco Wholesale Corp	4,066	2,979
Coty Inc, Cl A *	1,026	12
Darling Ingredients Inc *	716	33
Dollar General Corp	752	117
Dollar Tree Inc *	1,320	176
Edgewell Personal Care Co	310	12
elf Beauty Inc *	1,902	373
Energizer Holdings Inc	231	7
Estee Lauder Cos Inc/The, Cl A	2,390	368
Flowers Foods Inc	555	13
Fresh Del Monte Produce Inc	1,442	37
General Mills Inc	13,887	972
Hain Celestial Group Inc/The *	461	4
Herbalife Ltd *	1,088	11
Hershey Co/The	2,295	446
HF Foods Group Inc *	2,213	8
Hormel Foods Corp	4,797	167
Ingredion Inc	1,110	130
J M Smucker Co/The	6,494	817
Kellanova	6,713	385
Keurig Dr Pepper Inc	32,477	996
Kimberly-Clark Corp	6,484	839
Kraft Heinz Co/The	3,923	145
Kroger Co/The	15,936	910
Lamb Weston Holdings Inc	594	63
McCormick & Co Inc/MD	5,832	448
Medifast Inc	71	3
Mondelez International Inc, Cl A	17,402	1,218
Monster Beverage Corp *	889	53
National Beverage Corp *	344	16
PepsiCo Inc	21,457	3,755
PriceSmart Inc	179	15
Procter & Gamble Co/The	22,146	3,593
SpartanNash Co	1,252	25
Sprouts Farmers Market Inc *	623	40
Sysco Corp	11,594	941
Target Corp	6,577	1,166
TreeHouse Foods Inc *	237	9
Tyson Foods Inc, Cl A	1,410	83
US Foods Holding Corp *	2,211	119
Vita Coco Co Inc/The *	1,354	33
Walgreens Boots Alliance Inc	27,118	588
Walmart Inc	37,056	2,230
WK Kellogg Co	1,678	32

		29,667
Energy — 3.8%
Antero Midstream Corp	26,635	374
Antero Resources Corp *	6,426	186
APA Corp	332	11
Baker Hughes Co, Cl A	9,516	319

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Borr Drilling Ltd	11,900	$82
Cactus Inc, Cl A	298	15
Callon Petroleum Co *	2,548	91
ChampionX Corp	383	14
Cheniere Energy Inc	6,249	1,008
Chesapeake Energy Corp	1,093	97
Civitas Resources Inc	179	14
Clean Energy Fuels Corp *	4,579	12
CNX Resources Corp *	1,745	41
ConocoPhillips	23,007	2,928
CONSOL Energy Inc	213	18
Coterra Energy Inc	19,841	553
Delek US Holdings Inc	2,494	77
Devon Energy Corp	10,747	539
DHT Holdings Inc	1,338	15
Diamondback Energy Inc	663	131
Dorian LPG Ltd	2,360	91
Dril-Quip Inc *	1,072	24
DT Midstream Inc	405	25
Encore Energy Corp *	31,435	138
Energy Fuels Inc/Canada *	11,707	74
EOG Resources Inc	12,533	1,602
EQT Corp	7,282	270
Equitrans Midstream Corp	2,185	27
Expro Group Holdings NV *	1,529	31
FLEX LNG Ltd	2,301	59
Golar LNG Ltd	3,888	94
Green Plains Inc *	2,069	48
Halliburton Co	2,905	115
Helix Energy Solutions Group Inc *	10,917	118
Helmerich & Payne Inc	4,134	174
Hess Corp	6,554	1,000
HF Sinclair Corp	1,944	117
International Seaways Inc	329	18
Kinder Morgan Inc	84,043	1,541
Kinetik Holdings Inc, Cl A	2,668	106
Kosmos Energy Ltd *	44,503	265
Magnolia Oil & Gas Corp, Cl A	1,806	47
Marathon Oil Corp	4,448	126
Murphy Oil Corp	449	21
Nabors Industries Ltd *	367	32
New Fortress Energy Inc, Cl A	2,307	71
NextDecade Corp *	10,122	58
Noble Corp PLC	1,325	64
Nordic American Tankers Ltd	3,610	14
NOV Inc	482	9
Occidental Petroleum Corp	1,754	114
ONEOK Inc	10,887	873
Overseas Shipholding Group Inc, Cl A	23,522	151
Ovintiv Inc	2,011	104
Patterson-UTI Energy Inc	4,952	59
PBF Energy Inc, Cl A	316	18

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Peabody Energy Corp	612	$15
Pioneer Natural Resources Co	5,512	1,447
Range Resources Corp	2,839	98
RPC Inc	1,226	10
Schlumberger NV	35,254	1,932
Scorpio Tankers Inc	270	19
SM Energy Co	840	42
Southwestern Energy Co *	14,284	108
Targa Resources Corp	1,165	130
Teekay Corp *	15,129	110
Teekay Tankers Ltd, Cl A	1,755	103
Texas Pacific Land Corp	945	547
Uranium Energy Corp *	15,244	103
Valaris Ltd *	739	56
Vitesse Energy Inc	272	6
Weatherford International PLC *	1,190	137
Williams Cos Inc/The	46,253	1,802
World Kinect Corp	4,395	116

		21,004
Financials — 13.5%
Affiliated Managers Group Inc	910	152
Affirm Holdings Inc, Cl A *	2,309	86
Aflac Inc	4,907	421
AGNC Investment Corp ‡	2,838	28
Allstate Corp/The	3,458	598
Ally Financial Inc	1,575	64
Amalgamated Financial Corp	2,110	51
American Express Co	9,360	2,131
American Financial Group Inc/OH	89	12
American International Group Inc	1,586	124
Ameriprise Financial Inc	1,250	548
AMERISAFE Inc	743	37
Annaly Capital Management Inc ‡	655	13
Aon PLC, Cl A	3,101	1,035
Apollo Commercial Real Estate Finance Inc ‡	2,686	30
Apollo Global Management Inc	1,165	131
Arch Capital Group Ltd *	1,254	116
Ares Management Corp, Cl A	632	84
Arthur J Gallagher & Co	416	104
Artisan Partners Asset Management Inc, Cl A	1,589	73
Associated Banc-Corp	4,274	92
Assurant Inc	87	16
Assured Guaranty Ltd	994	87
Atlantic Union Bankshares Corp	1,302	46
Axis Capital Holdings Ltd	825	54
Axos Financial Inc *	310	17
Banc of California Inc	843	13
Bank of America Corp	58,903	2,234
Bank of Hawaii Corp	1,051	66
Bank of Marin Bancorp	1,079	18

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank of New York Mellon Corp/The	12,656	$729
Bank of NT Butterfield & Son Ltd/The	1,324	42
Bank OZK	366	17
BankUnited Inc	346	10
Banner Corp	851	41
Berkshire Hathaway Inc, Cl B *	18,207	7,656
Berkshire Hills Bancorp Inc	1,501	34
BlackRock Inc, Cl A	1,878	1,566
Blackstone Inc	6,935	911
Block Inc, Cl A *	1,553	131
BOK Financial Corp	568	52
Bread Financial Holdings Inc	1,335	50
Brighthouse Financial Inc *	268	14
Brown & Brown Inc	290	25
Cadence Bank	1,525	44
Capital One Financial Corp	3,914	583
Capitol Federal Financial Inc	3,529	21
Carlyle Group Inc/The	923	43
Cass Information Systems Inc	865	42
Cathay General Bancorp	1,291	49
Cboe Global Markets Inc	99	18
Central Pacific Financial Corp	1,651	33
Charles Schwab Corp/The	16,432	1,189
Chimera Investment Corp ‡	2,402	11
Chubb Ltd	6,169	1,599
Cincinnati Financial Corp	891	111
Citigroup Inc	11,013	696
Citizens Financial Group Inc	3,587	130
City Holding Co	607	63
CME Group Inc, Cl A	4,480	965
CNA Financial Corp	253	11
Cohen & Steers Inc	764	59
Columbia Banking System Inc	1,640	32
Comerica Inc	1,232	68
Commerce Bancshares Inc/MO	1,808	96
Community Bank System Inc	710	34
ConnectOne Bancorp Inc	1,891	37
Corpay Inc *	277	85
Credit Acceptance Corp *	177	98
Cullen/Frost Bankers Inc	121	14
Dime Community Bancshares Inc	1,467	28
Discover Financial Services	9,192	1,205
Eagle Bancorp Inc	1,035	24
East West Bancorp Inc	1,710	135
eHealth Inc *	512	3
Ellington Financial Inc ‡	2,748	32
Enterprise Financial Services Corp	1,063	43
Equitable Holdings Inc	432	16
Essent Group Ltd	970	58
Euronet Worldwide Inc *	74	8
Evercore Inc, Cl A	659	127
Everest Group Ltd	179	71

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eversource Energy	10,983	$656
EVERTEC Inc	1,569	63
F&G Annuities & Life Inc	2,571	104
FactSet Research Systems Inc	306	139
FB Financial Corp	1,250	47
Federal Agricultural Mortgage Corp, Cl C	119	23
Fidelity National Financial Inc	1,063	56
Fidelity National Information Services Inc	7,874	584
Fifth Third Bancorp	4,599	171
First American Financial Corp	814	50
First BanCorp/Puerto Rico	821	14
First Busey Corp	1,790	43
First Citizens BancShares Inc/NC, Cl A	75	123
First Commonwealth Financial Corp	3,365	47
First Financial Bancorp	1,921	43
First Financial Bankshares Inc	1,378	45
First Hawaiian Inc	3,126	69
First Horizon Corp	22,027	339
First Interstate BancSystem Inc, Cl A	1,171	32
First Merchants Corp	1,182	41
FirstCash Holdings Inc	612	78
Fiserv Inc *	3,118	498
FNB Corp/PA	3,907	55
Franklin Resources Inc	6,856	193
Genworth Financial Inc, Cl A *	10,439	67
German American Bancorp Inc	1,414	49
Global Payments Inc	842	113
Globe Life Inc	108	13
Goldman Sachs Group Inc/The	3,960	1,654
Goosehead Insurance Inc, Cl A *	215	14
Hancock Whitney Corp	1,142	53
Hannon Armstrong Sustainable Infrastructure Capital Inc	7,020	199
Hanover Insurance Group Inc/The	124	17
HarborOne Bancorp Inc	861	9
Hartford Financial Services Group Inc/The	1,006	104
Heartland Financial USA Inc	1,003	35
Heritage Financial Corp/WA	1,744	34
Home BancShares Inc/AR	2,523	62
HomeStreet Inc	309	5
Hope Bancorp Inc	3,233	37
Horace Mann Educators Corp	1,125	42
Houlihan Lokey Inc, Cl A	192	25
Huntington Bancshares Inc/OH	9,540	133
Independent Bank Corp	580	30
Independent Bank Group Inc	846	39
Intercontinental Exchange Inc	2,399	330
Invesco Ltd	18,276	303
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	111
Janus Henderson Group PLC	1,207	40
Jefferies Financial Group Inc	2,313	102

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JPMorgan Chase & Co	27,855	$5,579
KeyCorp	12,904	204
Kinsale Capital Group Inc	73	38
KKR & Co Inc	3,222	324
Lakeland Bancorp Inc	2,890	35
Lazard Inc, Cl A	2,316	97
Lemonade Inc *	1,665	27
LendingTree Inc *	175	7
Lincoln National Corp	3,621	116
Loews Corp	222	17
LPL Financial Holdings Inc	1,036	274
M&T Bank Corp	765	111
MarketAxess Holdings Inc	144	32
Marsh & McLennan Cos Inc	2,823	581
Mastercard Inc, Cl A	9,928	4,781
Mercury General Corp	233	12
MetLife Inc	6,576	487
MFA Financial Inc ‡	1,584	18
MGIC Investment Corp	3,455	77
Moelis & Co, Cl A	461	26
Moody's Corp	4,549	1,788
Morgan Stanley	12,464	1,174
Morningstar Inc	67	21
Mr Cooper Group Inc *	335	26
MSCI Inc, Cl A	635	356
Nasdaq Inc	7,134	450
NBT Bancorp Inc	1,213	45
NCR Atleos Corp *	167	3
Nelnet Inc, Cl A	145	14
New York Community Bancorp Inc	951	3
New York Mortgage Trust Inc ‡	1,944	14
NMI Holdings Inc, Cl A *	1,470	48
Northern Trust Corp	7,549	671
Northfield Bancorp Inc	2,868	28
OFG Bancorp	2,119	78
Old National Bancorp/IN	5,093	89
OneMain Holdings Inc, Cl A	258	13
Orchid Island Capital Inc, Cl A ‡	3,472	31
Pacific Premier Bancorp Inc	3,188	77
Palomar Holdings Inc, Cl A *	145	12
Pathward Financial Inc	266	13
PayPal Holdings Inc *	16,718	1,120
PennyMac Mortgage Investment Trust ‡	24,099	354
Pinnacle Financial Partners Inc	1,489	128
PNC Financial Services Group Inc/The	3,448	557
Popular Inc	1,507	133
PRA Group Inc *	1,320	34
Primerica Inc	323	82
Principal Financial Group Inc	662	57
ProAssurance Corp	1,351	17
PROG Holdings Inc	832	29
Progressive Corp/The	7,459	1,543

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Prosperity Bancshares Inc	1,192	$78
Provident Financial Services Inc	1,988	29
Prudential Financial Inc	974	114
Radian Group Inc	1,924	64
Raymond James Financial Inc	1,949	250
Redwood Trust Inc ‡	2,992	19
Regions Financial Corp	62,324	1,311
Reinsurance Group of America Inc, Cl A	578	111
RenaissanceRe Holdings Ltd	69	16
Renasant Corp	1,366	43
Rithm Capital Corp ‡	1,403	16
RLI Corp	545	81
S&P Global Inc	5,805	2,470
Sandy Spring Bancorp Inc	1,350	31
Seacoast Banking Corp of Florida	1,616	41
ServisFirst Bancshares Inc	187	12
SLM Corp	8,316	181
SouthState Corp	216	18
Starwood Property Trust Inc ‡	2,000	41
State Street Corp	9,970	771
Stifel Financial Corp	245	19
Synchrony Financial	4,720	204
Synovus Financial Corp	1,267	51
T Rowe Price Group Inc	2,711	331
Texas Capital Bancshares Inc *	822	51
TFS Financial Corp	573	7
TPG RE Finance Trust Inc ‡	2,439	19
Travelers Cos Inc/The	4,033	928
TriCo Bancshares	1,219	45
Triumph Financial Inc *	822	65
Truist Financial Corp	14,236	555
Trustmark Corp	1,410	40
Two Harbors Investment Corp ‡	1,597	21
UMB Financial Corp	715	62
Univest Financial Corp	1,820	38
Unum Group	1,638	88
Upstart Holdings Inc *	1,290	35
US Bancorp	4,637	207
Valley National Bancorp	4,269	34
Veritex Holdings Inc	348	7
Virtu Financial Inc, Cl A	3,026	62
Visa Inc, Cl A	21,036	5,871
W R Berkley Corp	247	22
Walker & Dunlop Inc	749	76
Washington Trust Bancorp Inc	924	25
Webster Financial Corp	2,008	102
Wells Fargo & Co	29,959	1,736
Westamerica BanCorp	731	36
Western Alliance Bancorp	1,801	116
Western Union Co/The	425	6
WEX Inc *	55	13
Willis Towers Watson PLC	907	249

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wintrust Financial Corp	708	$74
XP Inc, Cl A	3,989	102
Zions Bancorp NA	1,771	77

		73,698
Health Care — 12.3%
Abbott Laboratories	25,893	2,943
AbbVie Inc	21,793	3,969
Acadia Healthcare Co Inc *	220	17
Accolade Inc *	956	10
AdaptHealth Corp, Cl A *	2,632	30
Adaptive Biotechnologies Corp *	1,704	5
Addus HomeCare Corp *	495	51
Agilent Technologies Inc	765	111
Agiliti Inc *	16,779	170
Agios Pharmaceuticals Inc *	1,062	31
Akero Therapeutics Inc *	913	23
Alector Inc *	2,628	16
Align Technology Inc *	311	102
Allogene Therapeutics Inc *	1,838	8
Alnylam Pharmaceuticals Inc *	562	84
Amedisys Inc *	56	5
Amgen Inc	7,026	1,998
Amicus Therapeutics Inc *	5,193	61
AMN Healthcare Services Inc *	832	52
AnaptysBio Inc *	1,908	43
Anika Therapeutics Inc *	920	23
Arcturus Therapeutics Holdings Inc *	483	16
Arrowhead Pharmaceuticals Inc *	251	7
Arvinas Inc *	1,298	54
Astrana Health Inc *	344	14
AtriCure Inc *	1,029	31
Atrion Corp	71	33
Avanos Medical Inc *	301	6
Avantor Inc *	1,656	42
Avidity Biosciences Inc *	2,388	61
Avista Public Acquisition Corp II, Cl W *	2,263	12
Axonics Inc *	351	24
Azenta Inc *	207	12
Baxter International Inc	12,373	529
Becton Dickinson & Co	1,013	251
BioCryst Pharmaceuticals Inc *	1,030	5
Biogen Inc *	2,874	620
Biohaven Ltd *	45	2
BioLife Solutions Inc *	2,163	40
BioMarin Pharmaceutical Inc *	1,042	91
Bio-Rad Laboratories Inc, Cl A *	32	11
Bio-Techne Corp	212	15
Boston Scientific Corp *	16,399	1,123
Bridgebio Pharma Inc *	241	7
Bristol-Myers Squibb Co	16,218	880
Brookdale Senior Living Inc *	7,397	49
Cardinal Health Inc	1,413	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CareDx Inc *	6,310	$67
Cassava Sciences Inc *	614	12
Castle Biosciences Inc *	730	16
Catalent Inc *	949	54
Catalyst Pharmaceuticals Inc *	6,810	109
Cencora Inc, Cl A	589	143
Centene Corp *	4,805	377
Charles River Laboratories International Inc *	77	21
Cigna Group/The	6,030	2,190
Collegium Pharmaceutical Inc *	2,915	113
Cooper Cos Inc/The	944	96
Corcept Therapeutics Inc *	3,878	98
CorVel Corp *	125	33
Crinetics Pharmaceuticals Inc *	2,310	108
CryoPort Inc *	871	15
CVS Health Corp	7,398	590
Cytokinetics Inc *	1,159	81
Danaher Corp	7,586	1,894
DaVita Inc *	160	22
Deciphera Pharmaceuticals Inc *	716	11
Denali Therapeutics Inc *	2,631	54
DENTSPLY SIRONA Inc	3,113	103
Dexcom Inc *	3,388	470
Eagle Pharmaceuticals Inc/DE *	1,045	5
Editas Medicine Inc, Cl A *	1,596	12
Edwards Lifesciences Corp *	8,484	811
Elanco Animal Health Inc *	398	6
Elevance Health Inc	4,863	2,522
Eli Lilly & Co	10,468	8,144
Embecta Corp	887	12
Emergent BioSolutions Inc *	950	2
Enanta Pharmaceuticals Inc *	785	14
Encompass Health Corp	164	14
Enhabit Inc *	82	1
Enovis Corp *	485	30
Envista Holdings Corp *	317	7
Exact Sciences Corp *	930	64
Exelixis Inc *	4,344	103
Fate Therapeutics Inc *	3,277	24
Fortrea Holdings Inc *	515	21
Fulgent Genetics Inc *	853	19
GE HealthCare Technologies Inc	153	14
Gilead Sciences Inc	14,228	1,042
Glaukos Corp *	167	16
Globus Medical Inc, Cl A *	179	10
Haemonetics Corp *	195	17
Halozyme Therapeutics Inc *	2,641	107
HCA Healthcare Inc	2,314	772
Health Catalyst Inc *	1,594	12
HealthEquity Inc *	673	55
Henry Schein Inc *	2,612	197

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hologic Inc *	927	$72
Humana Inc	242	84
Ideaya Biosciences Inc *	4,068	179
IDEXX Laboratories Inc *	707	382
IGM Biosciences Inc *	1,084	10
Illumina Inc *	3,200	439
Inari Medical Inc *	419	20
Incyte Corp *	1,063	61
Innoviva Inc *	3,557	54
Inogen Inc *	706	6
Insmed Inc *	2,129	58
Insulet Corp *	65	11
Integer Holdings Corp *	625	73
Integra LifeSciences Holdings Corp *	188	7
Intellia Therapeutics Inc *	1,231	34
Intuitive Surgical Inc *	4,209	1,680
Ionis Pharmaceuticals Inc *	782	34
Iovance Biotherapeutics Inc *	1,433	21
IQVIA Holdings Inc *	491	124
iRhythm Technologies Inc *	210	24
Ironwood Pharmaceuticals Inc, Cl A *	3,844	33
Johnson & Johnson	32,711	5,175
Kiniksa Pharmaceuticals Ltd, Cl A *	801	16
Kodiak Sciences Inc *	1,218	6
Krystal Biotech Inc *	823	146
Kura Oncology Inc *	3,438	73
Laboratory Corp of America Holdings	515	113
Lantheus Holdings Inc *	2,408	150
Ligand Pharmaceuticals Inc *	462	34
LivaNova PLC *	657	37
MacroGenics Inc *	1,782	26
Madrigal Pharmaceuticals Inc *	531	142
McKesson Corp	443	238
MeiraGTx Holdings plc *	4,240	26
Merck & Co Inc	36,210	4,778
Mettler-Toledo International Inc *	404	538
Moderna Inc *	4,368	465
Mural Oncology PLC *	243	1
Myriad Genetics Inc *	1,860	40
National Research Corp	779	31
Neogen Corp *	300	5
Neurocrine Biosciences Inc *	717	99
Nevro Corp *	83	1
Novavax Inc *	816	4
Novocure Ltd *	905	14
Omnicell Inc *	466	14
Option Care Health Inc *	648	22
OraSure Technologies Inc *	6,042	37
Organon & Co	649	12
Pediatrix Medical Group Inc *	417	4
Pennant Group Inc/The *	1,609	32
Penumbra Inc *	72	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pfizer Inc	71,397	$1,981
Phreesia Inc *	361	9
PMV Pharmaceuticals Inc *	12,323	21
Premier Inc, Cl A	2,266	50
Protagonist Therapeutics Inc *	1,083	31
PTC Therapeutics Inc *	1,021	30
QIAGEN NV	2,267	97
Quest Diagnostics Inc	865	115
Recursion Pharmaceuticals Inc, Cl A *	11,559	115
Regeneron Pharmaceuticals Inc *	1,105	1,064
REGENXBIO Inc *	456	10
Relay Therapeutics Inc *	11,508	96
Repay Holdings Corp, Cl A *	7,436	82
Repligen Corp *	553	102
ResMed Inc	1,284	254
Revance Therapeutics Inc *	3,056	15
Revvity Inc	120	13
Rocket Pharmaceuticals Inc *	932	25
Sage Therapeutics Inc *	516	10
Sarepta Therapeutics Inc *	87	11
Shockwave Medical Inc *	49	16
Simulations Plus Inc	1,477	61
STAAR Surgical Co *	2,233	85
Stryker Corp	2,409	862
Supernus Pharmaceuticals Inc *	2,174	74
Surmodics Inc *	1,169	34
Tactile Systems Technology Inc *	728	12
Tandem Diabetes Care Inc *	144	5
Teleflex Inc	486	110
Theravance Biopharma Inc *	2,200	20
Thermo Fisher Scientific Inc	4,827	2,806
Travere Therapeutics Inc *	3,434	26
Twist Bioscience Corp *	606	21
Ultragenyx Pharmaceutical Inc *	1,143	53
United Therapeutics Corp *	559	128
UnitedHealth Group Inc	9,687	4,792
Universal Health Services Inc, Cl B	80	15
US Physical Therapy Inc	428	48
Utah Medical Products Inc	515	37
Varex Imaging Corp *	1,631	30
Vaxcyte Inc *	1,042	71
Veeva Systems Inc, Cl A *	1,157	268
Vericel Corp *	1,218	63
Vertex Pharmaceuticals Inc *	3,305	1,382
Viatris Inc, Cl W	1,277	15
Waters Corp *	395	136
West Pharmaceutical Services Inc	250	99
Xencor Inc *	1,686	37
Y-mAbs Therapeutics Inc *	3,117	51
Zentalis Pharmaceuticals Inc *	497	8
Zimmer Biomet Holdings Inc	3,501	462
Zimvie Inc *	350	6

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zoetis Inc, Cl A	6,022	$1,019

		67,259
Industrials — 9.3%
3M Co	10,841	1,150
A O Smith Corp	1,708	153
AAON Inc	288	25
ABM Industries Inc	3,427	153
ACCO Brands Corp	5,214	29
Acuity Brands Inc	84	23
AerSale Corp *	29,478	212
AGCO Corp	149	18
Air Lease Corp, Cl A	1,053	54
Alamo Group Inc	86	20
Alaska Air Group Inc *	4,763	205
Albany International Corp, Cl A	8,103	758
Allegion PLC	855	115
Allison Transmission Holdings Inc	1,870	152
American Airlines Group Inc *	405	6
American Woodmark Corp *	461	47
AMETEK Inc	794	145
Amprius Technologies Inc *	12,555	33
Apogee Enterprises Inc	1,229	73
Applied Industrial Technologies Inc	745	147
ArcBest Corp	336	48
Archer Aviation Inc, Cl A *	100,684	465
Arcosa Inc	1,128	97
Argan Inc	1,315	66
Armstrong World Industries Inc	161	20
Array Technologies Inc *	7,510	112
ASGN Inc *	146	15
Astec Industries Inc	204	9
Astronics Corp *	3,653	70
Atkore Inc	453	86
Automatic Data Processing Inc	8,872	2,216
Avis Budget Group Inc	445	55
Axon Enterprise Inc *	790	247
AZZ Inc	1,071	83
Barnes Group Inc	807	30
Blink Charging Co *	1,491	5
Bloom Energy Corp, Cl A *	4,597	52
Brink's Co/The	540	50
Broadridge Financial Solutions Inc	720	148
Cadre Holdings Inc	1,351	49
Carlisle Cos Inc	311	122
Carrier Global Corp	6,184	359
CBIZ Inc *	1,805	142
CH Robinson Worldwide Inc	148	11
Chart Industries Inc *	576	95
Cintas Corp	1,907	1,310
Clarivate PLC *	11,944	89
Clean Harbors Inc *	137	28
CNH Industrial NV	7,547	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Comfort Systems USA Inc	988	$314
Concentrix Corp	387	26
Construction Partners Inc, Cl A *	391	22
Copart Inc *	5,136	297
Crane Co	135	18
CSG Systems International Inc	965	50
CSW Industrials Inc	116	27
CSX Corp	29,082	1,078
Cummins Inc	3,179	937
Custom Truck One Source Inc *	15,463	90
Dayforce Inc *	792	52
Deere & Co	4,735	1,945
Delta Air Lines Inc	23,599	1,130
Deluxe Corp	981	20
Distribution Solutions Group Inc *	3,044	108
DNOW Inc *	4,359	66
Donaldson Co Inc	202	15
Dover Corp	383	68
Dycom Industries Inc *	1,064	153
Eaton Corp PLC	8,436	2,638
EMCOR Group Inc	565	198
Emerson Electric Co	1,464	166
Enerpac Tool Group Corp, Cl A	2,369	84
EnerSys	664	63
Enovix Corp *	4,020	32
Enpro Inc	738	125
Enviri Corp *	7,225	66
Equifax Inc	64	17
Esab Corp	485	54
ESCO Technologies Inc	568	61
Eve Holding Inc *	59,391	321
ExlService Holdings Inc *	680	22
Expeditors International of Washington Inc	1,163	141
Exponent Inc	135	11
Fastenal Co	242	19
Federal Signal Corp	1,560	132
FedEx Corp	603	175
Ferguson PLC	582	127
Flowserve Corp	239	11
Forrester Research Inc *	1,169	25
Fortune Brands Innovations Inc	174	15
Forward Air Corp	144	4
Franklin Electric Co Inc	180	19
FTI Consulting Inc *	443	93
Generac Holdings Inc *	203	26
General Electric Co	8,110	1,424
Genpact Ltd	5,562	183
Gibraltar Industries Inc *	164	13
Graco Inc	223	21
Granite Construction Inc	1,780	102
Great Lakes Dredge & Dock Corp *	4,289	38
Greenbrier Cos Inc/The	1,583	82

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GXO Logistics Inc *	1,041	$56
Healthcare Services Group Inc *	422	5
Helios Technologies Inc	1,091	49
Herc Holdings Inc	1,012	170
Hexcel Corp	15,837	1,154
Hillenbrand Inc	300	15
HireRight Holdings Corp *	4,409	63
HNI Corp	1,910	86
Howmet Aerospace Inc	8,758	599
Hubbell Inc, Cl B	78	32
ICF International Inc	545	82
IDEX Corp	68	17
Illinois Tool Works Inc	7,609	2,042
Ingersoll Rand Inc	2,900	275
Insperity Inc	592	65
Interface Inc, Cl A	18,735	315
ITT Inc	918	125
JB Hunt Transport Services Inc	437	87
JetBlue Airways Corp *	837	6
Joby Aviation Inc *	15,834	85
John Bean Technologies Corp	439	46
Kadant Inc	65	21
Kelly Services Inc, Cl A	2,214	55
Kennametal Inc	1,343	34
Kforce Inc	444	31
Kirby Corp *	1,032	98
Knight-Swift Transportation Holdings Inc, Cl A	1,357	75
Korn Ferry	1,193	78
Landstar System Inc	83	16
LanzaTech Global Inc *	30,948	96
Lennox International Inc	44	22
Lincoln Electric Holdings Inc	1,027	262
Lindsay Corp	91	11
Liquidity Services Inc *	2,249	42
Luxfer Holdings PLC	3,194	33
Lyft Inc, Cl A *	7,511	145
ManpowerGroup Inc	3,586	278
Marten Transport Ltd	592	11
Masco Corp	245	19
Masterbrand Inc *	174	3
Matson Inc	1,273	143
Maximus Inc	682	57
McGrath RentCorp	666	82
MDU Resources Group Inc	386	10
Middleby Corp/The *	103	17
MillerKnoll Inc	2,900	72
MRC Global Inc *	3,597	45
MSC Industrial Direct Co Inc, Cl A	1,115	108
Nordson Corp	600	165
Norfolk Southern Corp	2,628	670
NuScale Power Corp *	33,427	178

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NV5 Global Inc *	202	$20
Old Dominion Freight Line Inc	84	18
Omega Flex Inc	70	5
OPENLANE Inc *	2,303	40
Oshkosh Corp	2,762	344
Otis Worldwide Corp	2,457	244
Owens Corning	4,958	827
PACCAR Inc	2,950	365
Parker-Hannifin Corp	385	214
Paychex Inc	2,612	321
Paycom Software Inc	194	39
Paylocity Holding Corp *	417	72
Pentair PLC	245	21
Pitney Bowes Inc	11,792	51
Planet Labs PBC *	11,494	29
Plug Power Inc *	4,368	15
Primoris Services Corp	1,960	83
Proto Labs Inc *	91	3
Quanta Services Inc	545	142
RB Global Inc	132	10
RBC Bearings Inc *	64	17
Redwire Corp *	40,312	177
Regal Rexnord Corp	1,068	192
Republic Services Inc, Cl A	969	186
Resideo Technologies Inc *	448	10
Resources Connection Inc	7,466	98
Robert Half Inc	806	64
Rocket Lab USA Inc *	87,494	360
Rockwell Automation Inc	1,620	472
Rollins Inc	3,532	163
RXO Inc *	1,041	23
Ryder System Inc	1,425	171
Saia Inc *	96	56
Schneider National Inc, Cl B	521	12
Shyft Group Inc/The	429	5
Simpson Manufacturing Co Inc	643	132
SiteOne Landscape Supply Inc *	361	63
Snap-on Inc	318	94
Southwest Airlines Co	322	9
SP Plus Corp *	1,169	61
Spirit AeroSystems Holdings Inc, Cl A *	36,043	1,300
Spirit Airlines Inc	1,221	6
SPX Technologies Inc *	999	123
Standex International Corp	622	113
Stanley Black & Decker Inc	1,349	132
Steelcase Inc, Cl A	2,620	34
Stem Inc *	5,869	13
Stericycle Inc *	179	9
Sunrun Inc *	1,979	26
Tennant Co	639	78
Terex Corp	341	22
Tetra Tech Inc	564	104

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Timken Co/The	204	$18
Toro Co/The	1,175	108
TPI Composites Inc *	472	1
TransUnion	135	11
Trex Co Inc *	1,134	113
TriNet Group Inc	877	116
Trinity Industries Inc	511	14
TrueBlue Inc *	6,393	80
TTEC Holdings Inc	202	2
Uber Technologies Inc *	14,340	1,104
UFP Industries Inc	196	24
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	17
UniFirst Corp/MA	235	41
Union Pacific Corp	7,120	1,751
United Airlines Holdings Inc *	289	14
United Parcel Service Inc, Cl B	8,300	1,234
United Rentals Inc	1,692	1,220
Upwork Inc *	3,753	46
Valmont Industries Inc	76	17
Veralto Corp	1,397	124
Verisk Analytics Inc, Cl A	1,729	408
Vertiv Holdings Co, Cl A	1,876	153
Vestis Corp	130	3
Virgin Galactic Holdings Inc *	112,574	167
Wabash National Corp	3,217	96
Waste Management Inc	6,467	1,378
Watsco Inc	52	22
Watts Water Technologies Inc, Cl A	507	108
WESCO International Inc	3,661	627
Westinghouse Air Brake Technologies Corp	465	68
WillScot Mobile Mini Holdings Corp, Cl A *	590	27
WW Grainger Inc	1,682	1,711
Xylem Inc/NY	12,056	1,558
Zurn Elkay Water Solutions Corp	1,629	55

		50,496
Information Technology — 28.2%
8x8 Inc *	2,725	7
Accenture PLC, Cl A	9,741	3,376
ACI Worldwide Inc *	1,373	46
Adeia Inc	2,351	26
Adobe Inc *	6,788	3,425
ADTRAN Holdings Inc	979	5
Advanced Energy Industries Inc	725	74
Advanced Micro Devices Inc *	18,853	3,403
Agilysys Inc *	323	27
Akamai Technologies Inc *	7,949	865
Alarm.com Holdings Inc *	1,192	86
Altair Engineering Inc, Cl A *	269	23
Ambarella Inc *	160	8
Amdocs Ltd	3,632	328
Amkor Technology Inc	3,864	125

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amphenol Corp, Cl A	4,648	$536
Analog Devices Inc	2,988	591
ANSYS Inc *	683	237
Appian Corp, Cl A *	1,246	50
Apple Inc	154,798	26,545
Applied Materials Inc	12,856	2,651
Arista Networks Inc *	3,072	891
Arlo Technologies Inc *	7,542	95
Arrow Electronics Inc *	1,639	212
Asana Inc, Cl A *	3,091	48
Aspen Technology Inc *	173	37
Atlassian Corp, Cl A *	76	15
Autodesk Inc *	3,559	927
Avnet Inc	325	16
Axcelis Technologies Inc *	1,474	164
Badger Meter Inc	775	125
Belden Inc	155	14
Benchmark Electronics Inc	1,447	43
Bentley Systems Inc, Cl B	1,422	74
BigCommerce Holdings Inc *	3,803	26
BILL Holdings Inc *	185	13
Blackbaud Inc *	629	47
Blackline Inc *	185	12
Box Inc, Cl A *	539	15
Broadcom Inc	5,201	6,893
Cadence Design Systems Inc *	2,312	720
CDW Corp/DE	806	206
Cerence Inc *	493	8
Ciena Corp *	1,223	61
Cirrus Logic Inc *	640	59
Cisco Systems Inc	62,767	3,133
Cloudflare Inc, Cl A *	1,522	147
Cognex Corp	203	9
Cognizant Technology Solutions Corp, Cl A	8,315	609
Coherent Corp *	265	16
CommScope Holding Co Inc *	7,086	9
CommVault Systems Inc *	219	22
Consensus Cloud Solutions Inc *	180	3
Corning Inc	6,104	201
Crane NXT Co	135	8
Crowdstrike Holdings Inc, Cl A *	741	238
CTS Corp	301	14
Datadog Inc, Cl A *	1,589	196
Digital Turbine Inc *	4,674	12
DocuSign Inc, Cl A *	1,618	96
Dolby Laboratories Inc, Cl A	731	61
Domo Inc, Cl B *	297	3
Dropbox Inc, Cl A *	2,914	71
Dynatrace Inc *	465	22
E2open Parent Holdings Inc *	20,021	89
Elastic NV *	183	18
Enphase Energy Inc *	60	7

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Envestnet Inc *	717	$42
Extreme Networks Inc *	4,187	48
F5 Inc *	578	110
Fair Isaac Corp *	16	20
Fastly Inc, Cl A *	905	12
First Solar Inc *	2,469	417
Five9 Inc *	93	6
FormFactor Inc *	353	16
Fortinet Inc *	1,490	102
Gartner Inc *	326	155
Gen Digital Inc	4,737	106
GLOBALFOUNDRIES Inc *	1,732	90
Globant SA *	271	55
GoDaddy Inc, Cl A *	1,102	131
Guidewire Software Inc *	109	13
Hackett Group Inc/The	3,129	76
HubSpot Inc *	322	202
Infinera Corp *	6,579	40
Insight Enterprises Inc *	132	25
Intel Corp	51,878	2,291
InterDigital Inc	917	98
International Business Machines Corp	13,123	2,506
Intuit Inc	3,714	2,414
IPG Photonics Corp *	558	51
Itron Inc *	588	54
Jabil Inc	1,012	136
Juniper Networks Inc	7,826	290
Keysight Technologies Inc *	8,514	1,331
Kimball Electronics Inc *	2,142	46
KLA Corp	1,803	1,260
Knowles Corp *	2,314	37
Kulicke & Soffa Industries Inc	764	38
Kyndryl Holdings Inc *	2,624	57
Lam Research Corp	2,119	2,059
Lattice Semiconductor Corp *	369	29
Littelfuse Inc	60	15
Lumentum Holdings Inc *	660	31
Manhattan Associates Inc *	522	131
Marathon Digital Holdings Inc *	3,468	78
Marvell Technology Inc	7,143	506
Matterport Inc *	11,962	27
Microchip Technology Inc	1,268	114
Micron Technology Inc	11,221	1,323
Microsoft Corp	81,866	34,443
MicroStrategy Inc, Cl A *	69	118
MicroVision Inc *	2,858	5
MKS Instruments Inc	103	14
MongoDB Inc, Cl A *	574	206
Monolithic Power Systems Inc	64	43
N-able Inc *	317	4
NCR Voyix Corp *	334	4
NetApp Inc	2,936	308

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NetScout Systems Inc *	2,073	$45
Novanta Inc *	98	17
Nutanix Inc, Cl A *	359	22
NVIDIA Corp	26,561	23,999
Okta Inc, Cl A *	812	85
ON Semiconductor Corp *	1,757	129
Oracle Corp	24,339	3,057
OSI Systems Inc *	497	71
PagerDuty Inc *	1,821	41
Palantir Technologies Inc, Cl A *	4,251	98
Palo Alto Networks Inc *	2,616	743
Pegasystems Inc	150	10
Perficient Inc *	181	10
Plexus Corp *	589	56
Power Integrations Inc	196	14
Procore Technologies Inc *	1,013	83
Progress Software Corp	1,206	64
PROS Holdings Inc *	818	30
PTC Inc *	677	128
Pure Storage Inc, Cl A *	685	36
Qorvo Inc *	100	12
QUALCOMM Inc	14,569	2,467
Qualys Inc *	591	99
Rambus Inc *	3,633	225
Rapid7 Inc *	393	19
RingCentral Inc, Cl A *	699	24
Riot Platforms Inc *	3,379	41
Rogers Corp *	392	47
Roper Technologies Inc	289	162
Salesforce Inc	14,041	4,229
Sanmina Corp *	189	12
ScanSource Inc *	1,292	57
Semtech Corp *	1,000	28
ServiceNow Inc *	2,243	1,710
Silicon Laboratories Inc *	437	63
Skyworks Solutions Inc	308	33
Smartsheet Inc, Cl A *	266	10
Snowflake Inc, Cl A *	3,330	538
SolarWinds Corp *	317	4
SPS Commerce Inc *	152	28
Super Micro Computer Inc *	122	123
Synaptics Inc *	142	14
Synopsys Inc *	1,235	706
TD SYNNEX Corp	387	44
Teledyne Technologies Inc *	31	13
Teradata Corp *	2,108	82
Teradyne Inc	3,500	395
Texas Instruments Inc	9,105	1,586
Trimble Inc *	2,035	131
TTM Technologies Inc *	3,386	53
Tucows Inc, Cl A *	170	3
Turtle Beach Corp *	10,192	176

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Twilio Inc, Cl A *	1,420	$87
Tyler Technologies Inc *	393	167
Ubiquiti Inc	48	6
UiPath Inc, Cl A *	4,174	95
Unisys Corp *	689	3
Unity Software Inc *	2,638	70
Universal Display Corp	2,553	430
Varonis Systems Inc, Cl B *	327	15
Verint Systems Inc *	947	31
VeriSign Inc *	802	152
ViaSat Inc *	693	13
Viavi Solutions Inc *	3,355	31
Western Digital Corp *	2,423	165
Wolfspeed Inc *	248	7
Workday Inc, Cl A *	2,079	567
Workiva Inc, Cl A *	1,224	104
Xerox Holdings Corp	4,697	84
Xperi Inc *	940	11
Zebra Technologies Corp, Cl A *	438	132
Zoom Video Communications Inc, Cl A *	2,001	131
Zscaler Inc *	491	95

		154,140
Materials — 2.3%
AdvanSix Inc	1,143	33
Air Products and Chemicals Inc	4,688	1,136
Albemarle Corp	752	99
Alcoa Corp	5,657	191
Amcor PLC	4,821	46
AptarGroup Inc	1,944	280
Arcadium Lithium PLC *	13,971	60
Arch Resources Inc	94	15
Ashland Inc	152	15
ATI Inc *	2,362	121
Avery Dennison Corp	88	20
Avient Corp	1,216	53
Axalta Coating Systems Ltd *	3,085	106
Balchem Corp	107	17
Ball Corp	15,648	1,054
Berry Global Group Inc	3,314	200
Cabot Corp	238	22
Carpenter Technology Corp	1,006	72
Celanese Corp, Cl A	93	16
CF Industries Holdings Inc	1,865	155
Chemours Co/The	2,832	74
Cleveland-Cliffs Inc *	6,197	141
Coeur Mining Inc *	6,945	26
Commercial Metals Co	1,211	71
Compass Minerals International Inc	851	13
Constellium SE, Cl A *	4,520	100
Corteva Inc	885	51
Crown Holdings Inc	6,925	549
Dow Inc	6,392	370

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DuPont de Nemours Inc	1,359	$104
Eagle Materials Inc	126	34
Eastman Chemical Co	9,101	912
Ecolab Inc	2,293	529
FMC Corp	2,400	153
Freeport-McMoRan Inc	27,003	1,270
Graphic Packaging Holding Co	681	20
Greif Inc, Cl A	1,122	77
HB Fuller Co	158	13
Huntsman Corp	475	12
Ingevity Corp *	563	27
Innospec Inc	499	64
International Flavors & Fragrances Inc	2,307	198
International Paper Co	360	14
Knife River Corp *	96	8
Louisiana-Pacific Corp	1,740	146
LyondellBasell Industries NV, Cl A	2,182	223
Martin Marietta Materials Inc	397	244
Minerals Technologies Inc	182	14
Mosaic Co/The	3,590	117
Newmont Corp	21,956	787
Novagold Resources Inc *	1,266	4
Nucor Corp	1,828	362
Packaging Corp of America	101	19
PPG Industries Inc	2,274	330
Quaker Chemical Corp	55	11
Radius Recycling Inc, Cl A	1,418	30
Reliance Inc	412	138
Royal Gold Inc	512	62
Scotts Miracle-Gro Co/The	163	12
Sealed Air Corp	293	11
Sensient Technologies Corp	161	11
Sherwin-Williams Co/The	1,073	373
Sonoco Products Co	185	11
Southern Copper Corp	272	29
Steel Dynamics Inc	2,648	393
Stepan Co	138	12
Summit Materials Inc, Cl A *	447	20
Sylvamo Corp	32	2
TriMas Corp	1,583	42
Trinseo PLC	1,345	5
Tronox Holdings PLC	4,385	76
United States Lime & Minerals Inc	98	29
United States Steel Corp	3,709	151
Vulcan Materials Co	665	181
Warrior Met Coal Inc	969	59
Westlake Corp	137	21
Westrock Co	336	17
Worthington Steel Inc	223	8

		12,491
Real Estate — 2.7%
Acadia Realty Trust ‡	1,946	33

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Agree Realty Corp ‡	736	$42
Alexander & Baldwin Inc ‡	2,342	39
Alexandria Real Estate Equities Inc ‡	846	109
American Homes 4 Rent, Cl A ‡	375	14
American Tower Corp, Cl A ‡	5,189	1,025
Anywhere Real Estate Inc *	4,621	29
Apartment Income REIT Corp ‡	304	10
Apartment Investment and Management Co, Cl A *‡	1,711	14
Apple Hospitality REIT Inc ‡	718	12
AvalonBay Communities Inc ‡	3,261	605
Boston Properties Inc ‡	1,468	96
Brandywine Realty Trust ‡	14,492	70
Brixmor Property Group Inc ‡	4,703	110
Camden Property Trust ‡	125	12
CareTrust REIT Inc ‡	2,438	59
CBRE Group Inc, Cl A *	13,376	1,301
Community Healthcare Trust Inc ‡	1,136	30
COPT Defense Properties ‡	3,986	96
CoStar Group Inc *	1,202	116
Cousins Properties Inc ‡	289	7
Crown Castle Inc ‡	4,174	442
CubeSmart ‡	377	17
DiamondRock Hospitality Co ‡	4,575	44
Digital Realty Trust Inc ‡	2,674	385
Douglas Emmett Inc ‡	448	6
EastGroup Properties Inc ‡	306	55
Elme Communities ‡	1,705	24
Empire State Realty Trust Inc, Cl A ‡	5,592	57
EPR Properties ‡	735	31
Equinix Inc ‡	1,035	854
Equity Commonwealth *‡	846	16
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	220
Essential Properties Realty Trust Inc ‡	2,028	54
Essex Property Trust Inc ‡	454	111
Extra Space Storage Inc ‡	959	141
Federal Realty Investment Trust ‡	114	12
First Industrial Realty Trust Inc ‡	263	14
Four Corners Property Trust Inc ‡	1,848	45
Gaming and Leisure Properties Inc ‡	283	13
Healthcare Realty Trust Inc, Cl A ‡	392	6
Healthpeak Properties Inc ‡	11,240	211
Highwoods Properties Inc ‡	247	7
Host Hotels & Resorts Inc ‡	5,040	104
Howard Hughes Holdings Inc *	795	58
Hudson Pacific Properties Inc ‡	2,475	16
Innovative Industrial Properties Inc, Cl A ‡	59	6
Invitation Homes Inc ‡	1,509	54
Iron Mountain Inc ‡	1,626	130
JBG SMITH Properties ‡	2,065	33
Jones Lang LaSalle Inc *	1,270	248

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kilroy Realty Corp ‡	2,593	$94
Kimco Realty Corp ‡	7,790	153
Kite Realty Group Trust ‡	3,286	71
Lamar Advertising Co, Cl A ‡	1,059	126
LTC Properties Inc ‡	1,142	37
LXP Industrial Trust ‡	966	9
Macerich Co/The ‡	5,508	95
Marcus & Millichap Inc	1,380	47
Medical Properties Trust Inc ‡	2,513	12
Mid-America Apartment Communities Inc ‡	318	42
NET Lease Office Properties ‡	10	—
Newmark Group Inc, Cl A	3,753	42
Office Properties Income Trust ‡	1,618	3
Omega Healthcare Investors Inc ‡	1,229	39
Orion Office REIT Inc ‡	124	—
Outfront Media Inc ‡	1,951	33
Paramount Group Inc ‡	5,922	28
Park Hotels & Resorts Inc ‡	1,996	35
Pebblebrook Hotel Trust ‡	1,899	29
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	16
PotlatchDeltic Corp ‡	231	11
Prologis Inc ‡	18,520	2,412
Public Storage ‡	1,303	378
Rayonier Inc ‡	1,593	53
RE/MAX Holdings Inc, Cl A	1,292	11
Realty Income Corp ‡	2,112	114
Redfin Corp *	458	3
Regency Centers Corp ‡	18,570	1,125
Rexford Industrial Realty Inc ‡	241	12
RLJ Lodging Trust ‡	2,849	34
RMR Group Inc/The, Cl A	1,095	26
Ryman Hospitality Properties Inc ‡	577	67
Safehold Inc ‡	968	20
SBA Communications Corp, Cl A ‡	684	148
Service Properties Trust ‡	483	3
Simon Property Group Inc ‡	698	109
SITE Centers Corp ‡	3,734	55
SL Green Realty Corp ‡	2,468	136
St Joe Co/The	460	27
STAG Industrial Inc ‡	359	14
Star Holdings *‡	480	6
Summit Hotel Properties Inc ‡	4,173	27
Sun Communities Inc ‡	272	35
Tanger Inc ‡	647	19
UDR Inc ‡	250	9
Uniti Group Inc ‡	1,247	7
Urban Edge Properties ‡	2,679	46
Ventas Inc ‡	3,279	143
VICI Properties Inc, Cl A ‡	3,317	99
Vornado Realty Trust ‡	2,903	84
Welltower Inc ‡	4,270	399
Weyerhaeuser Co ‡	17,005	611

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WP Carey Inc ‡	149	$8
Xenia Hotels & Resorts Inc ‡	2,347	35
Zillow Group Inc, Cl C *	1,112	54

		14,505
Utilities — 1.6%
AES Corp/The	5,282	95
ALLETE Inc	620	37
Alliant Energy Corp	213	11
Ameren Corp	141	10
American Electric Power Co Inc	5,930	511
American States Water Co	580	42
American Water Works Co Inc	2,717	332
Atmos Energy Corp	461	55
Avangrid Inc	1,720	63
Brookfield Infrastructure Corp, Cl A	1,827	66
CenterPoint Energy Inc	434	12
Clearway Energy Inc, Cl A	1,758	38
Clearway Energy Inc, Cl C	456	10
CMS Energy Corp	20,708	1,249
Consolidated Edison Inc	1,130	103
Constellation Energy Corp	631	117
Dominion Energy Inc	2,121	104
DTE Energy Co	876	98
Duke Energy Corp	11,833	1,144
Edison International	3,288	232
Entergy Corp	2,276	240
Essential Utilities Inc	331	12
Evergy Inc	180	10
Exelon Corp	11,090	417
FirstEnergy Corp	1,531	59
Hawaiian Electric Industries Inc	249	3
IDACORP Inc, Cl Rights	108	10
MGE Energy Inc	631	50
National Fuel Gas Co	223	12
New Jersey Resources Corp	1,111	48
NextEra Energy Inc	27,072	1,730
NiSource Inc	419	12
Northwest Natural Holding Co	699	26
NRG Energy Inc	323	22
OGE Energy Corp	261	9
Ormat Technologies Inc	644	43
PG&E Corp	692	12
Pinnacle West Capital Corp	1,420	106
PNM Resources Inc	975	37
Portland General Electric Co	894	37
PPL Corp	2,577	71
Public Service Enterprise Group Inc	210	14
Sempra	6,186	444
SJW Group	716	40
Southern Co/The	4,652	334
Sunnova Energy International Inc *	810	5
UGI Corp	253	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	2,088	$145
WEC Energy Group Inc	1,179	97
Xcel Energy Inc	1,637	88

		8,468
Total Common Stock
(Cost $232,807) ($ Thousands)		533,576

FOREIGN COMMON STOCK†† — 1.0%

Ireland — 0.7%
Ardmore Shipping Corp	5,335	88
Cimpress PLC *	398	35
ICON PLC ADR *	572	192
Jazz Pharmaceuticals PLC *	616	74
Linde PLC	4,020	1,866
Medtronic PLC	19,976	1,741
Perrigo Co PLC	211	7

		4,003

United Kingdom — 0.3%
Alkermes PLC *	2,433	66
Cushman & Wakefield PLC *	2,593	27
Gates Industrial Corp PLC *	886	16
Johnson Controls International PLC	8,308	543
nVent Electric PLC	457	34
Sensata Technologies Holding PLC	4,273	157
STERIS PLC	501	113
Trane Technologies PLC	1,779	534

		1,490

Total Foreign Common Stock
(Cost $3,886) ($ Thousands)		5,493
	Number of Warrants
WARRANTS — 0.0%
Cassava Sciences Inc, Expires 11/15/2024*	1	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	–
Total Rights
(Cost $—) ($ Thousands)		–

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl Institutional
5.130%**†	3,558,925	$3,559
Total Cash Equivalent
(Cost $3,559) ($ Thousands)		3,559
Total Investments in Securities — 99.5%
(Cost $240,252) ($ Thousands)		$542,628

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	8	Jun-2024	$835	$858	$23
S&P 500 Index E-MINI	11	Jun-2024	2,852	2,920	68
			$3,687	$3,778	$91

The futures contracts are considered to have equity rate risk associated with them.

Percentages are based on Net Assets of $545,614 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,867	$46,890	$(46,198)	$—	$—	$3,559	$33	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.7%
Agency Mortgage-Backed Obligations — 35.8%
FHLMC
6.500%, 12/01/2035 to 05/01/2053	$568	$583
6.000%, 03/01/2035 to 09/01/2053	978	1,005
5.797%, US0012M + 1.625%, 10/01/2046(A)	433	440
5.714%, US0012M + 1.598%, 06/01/2047(A)	284	290
5.500%, 12/01/2036 to 09/01/2053	1,940	1,947
5.000%, 04/01/2024 to 04/01/2053	1,461	1,445
4.500%, 06/01/2038 to 11/01/2052	2,662	2,589
4.000%, 07/01/2037 to 02/01/2053	3,079	2,902
3.500%, 04/01/2033 to 06/01/2052	2,269	2,067
3.097%, US0012M + 1.621%, 02/01/2050(A)	106	100
3.005%, US0012M + 1.628%, 11/01/2048(A)	327	308
3.000%, 09/01/2032 to 04/01/2052	3,767	3,309
2.871%, US0012M + 1.619%, 11/01/2047(A)	105	101
2.500%, 08/01/2030 to 04/01/2052	7,631	6,507
2.000%, 09/01/2040 to 03/01/2052	4,569	3,756
1.500%, 11/01/2040 to 02/01/2051	1,386	1,128
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.517%, 10/15/2041(A)	65	6
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	20	–
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	45	1
FHLMC CMO, Ser 2012-4099, Cl ST, IO
0.567%, 08/15/2042(A)	41	4
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	46	7
FHLMC CMO, Ser 2013-4203, Cl PS, IO
0.817%, 09/15/2042(A)	60	5
FHLMC CMO, Ser 2014-4310, Cl SA, IO
0.517%, 02/15/2044(A)	17	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
0.567%, 05/15/2044(A)	34	3
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.038%, 04/15/2041(A)	16	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.509%, 02/25/2035(A)	2,281	253
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.510%, 05/25/2035(A)	842	100
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.956%, 09/25/2030(A)	13,618	661
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.323%, 07/25/2035(A)	235	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.741%, 09/25/2027(A)	$7,845	$169
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(A)	6,492	205
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.820%, SOFR30A + 1.500%, 10/25/2041(A)(B)	230	230
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.170%, SOFR30A + 1.850%, 01/25/2042(A)(B)	420	422
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.620%, SOFR30A + 1.300%, 02/25/2042(A)(B)	56	56
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.520%, SOFR30A + 2.200%, 05/25/2042(A)(B)	205	208
FHLMC, Ser 2014-334, Cl S7, IO
0.667%, 08/15/2044(A)	19	2
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	133	115
FHLMC, Ser 2016-353, Cl S1, IO
0.567%, 12/15/2046(A)	60	6
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	27	23
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	445	101
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	324	48
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	231	37
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	79	13
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	81	11
FHLMC, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	485	63
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	269
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	929	114
FNMA
7.000%, 11/01/2037 to 11/01/2038	11	12
6.500%, 01/01/2038 to 03/01/2054	738	760
6.393%, 01/01/2036(A)	19	19
6.246%, US0012M + 1.700%, 03/01/2036(A)	17	17
6.000%, 07/01/2041 to 07/01/2053	930	948

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.625%, US0012M + 1.423%, 05/01/2043(A)	$119	$119
5.500%, 02/01/2035 to 10/01/2053	3,501	3,498
5.000%, 11/01/2025 to 08/01/2053	5,143	5,105
4.680%, 07/01/2033	100	100
4.500%, 02/01/2035 to 08/01/2058	4,512	4,380
4.000%, 06/01/2025 to 06/01/2057	7,283	6,884
3.500%, 04/01/2033 to 03/01/2057	9,585	8,787
3.000%, 07/01/2035 to 06/01/2052	8,942	7,921
2.500%, 03/01/2035 to 09/01/2061	13,427	11,472
2.000%, 07/01/2031 to 04/01/2052	9,659	7,997
1.500%, 11/01/2041 to 03/01/2051	554	429
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	252	249
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	76	2
FNMA CMO, Ser 2014-47, Cl AI, IO
0.221%, 08/25/2044(A)	94	4
FNMA CMO, Ser 2015-55, Cl IO, IO
0.000%, 08/25/2055(A)	10	–
FNMA CMO, Ser 2015-56, Cl AS, IO
0.715%, 08/25/2045(A)	26	3
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	7	1
FNMA TBA
6.500%, 04/15/2054	100	102
6.000%, 04/15/2054	100	101
5.000%, 04/15/2054	700	683
4.500%, 04/15/2054	400	381
3.000%, 04/15/2054	700	602
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	73	75
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	1	–
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	127	113
FNMA, Ser 2013-124, Cl SB, IO
0.515%, 12/25/2043(A)	20	2
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1	–
FNMA, Ser 2013-54, Cl BS, IO
0.715%, 06/25/2043(A)	16	2
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	24	1
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	129	109
FNMA, Ser 2017-76, Cl SB, IO
0.665%, 10/25/2057(A)	113	13
FNMA, Ser 2017-85, Cl SC, IO
0.765%, 11/25/2047(A)	53	5
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	64	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	$108	$64
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	75	12
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	155
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	96	83
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	691	115
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	409	66
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	516	71
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	931	114
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.354%, 02/25/2028(A)	381	357
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	514	485
GNMA
6.500%, 09/20/2053 to 11/20/2053	197	201
6.000%, 09/20/2053 to 01/20/2054	685	697
5.500%, 02/20/2037 to 08/20/2053	1,868	1,875
5.000%, 12/20/2038 to 08/20/2053	2,337	2,313
4.600%, 09/15/2034	822	808
4.500%, 05/20/2040 to 09/20/2052	2,129	2,078
4.000%, 01/15/2041 to 06/20/2052	1,811	1,717
3.500%, 06/20/2044 to 06/20/2052	1,758	1,612
3.000%, 09/15/2042 to 04/20/2052	2,171	1,913
2.500%, 02/20/2027 to 12/20/2051	5,412	4,606
2.000%, 10/20/2050 to 03/20/2051	3,240	2,647
GNMA CMO, Ser 2012-34, Cl SA, IO
0.607%, 03/20/2042(A)	15	1
GNMA CMO, Ser 2012-H18, Cl NA
5.964%, US0001M + 0.520%, 08/20/2062(A)	33	33
GNMA CMO, Ser 2012-H30, Cl GA
5.794%, US0001M + 0.350%, 12/20/2062(A)	132	132
GNMA CMO, Ser 2013-85, Cl IA, IO
0.525%, 03/16/2047(A)	269	2
GNMA CMO, Ser 2013-95, Cl IO, IO
0.390%, 04/16/2047(A)	658	6
GNMA CMO, Ser 2013-H01, Cl TA
5.944%, US0001M + 0.500%, 01/20/2063(A)	1	1
GNMA CMO, Ser 2013-H08, Cl BF
5.844%, US0001M + 0.400%, 03/20/2063(A)	199	198

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2014-105, Cl IO, IO
0.126%, 06/16/2054(A)	$45	$–
GNMA CMO, Ser 2014-186, Cl IO, IO
0.371%, 08/16/2054(A)	198	2
GNMA CMO, Ser 2015-H20, Cl FA
5.914%, US0001M + 0.470%, 08/20/2065(A)	155	155
GNMA TBA
5.500%, 04/15/2054	400	400
5.000%, 04/15/2054	500	491
4.500%, 04/15/2054	600	577
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	116	87
GNMA, Ser 108, Cl IO, IO
0.967%, 06/16/2061(A)	3,282	233
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,278	1,245
GNMA, Ser 2013-107, Cl AD
2.833%, 11/16/2047(A)	36	32
GNMA, Ser 2013-H21, Cl FB
6.144%, US0001M + 0.700%, 09/20/2063(A)	67	67
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	41	8
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	41	39
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	72	10
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	71	9
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	74	10
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	149	20
GNMA, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	283	30
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	354	39
GNMA, Ser 2020-H04, Cl FP
5.944%, US0001M + 0.500%, 06/20/2069(A)	105	105
GNMA, Ser 2020-H09, Cl FL
6.594%, US0001M + 1.150%, 05/20/2070(A)	61	61
GNMA, Ser 2020-H13, Cl FM
5.844%, US0001M + 0.400%, 08/20/2070(A)	141	139
GNMA, Ser 2020-H13, Cl FA
5.894%, US0001M + 0.450%, 07/20/2070(A)	370	361
GNMA, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,161	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	$206	$169
GNMA, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,303	207
GNMA, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	1,165	155
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	184	153
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(A)	100	74
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	960	47
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	207	113

		120,149
Non-Agency Mortgage-Backed Obligations — 6.9%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
6.498%, US0001M + 0.880%, 09/15/2034(A)(B)	130	128
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	390	328
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	340	326
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	414
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	534
BPR Trust, Ser TY, Cl B
6.590%, US0001M + 1.150%, 09/15/2038(A)(B)	370	365
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	22	20
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	311	305
BX Commercial Mortgage Trust 2024-XL4, Ser XL4, Cl A
6.767%, TSFR1M + 1.442%, 02/15/2039(A)(B)	614	615
BX Commercial Mortgage Trust, Ser AHP, Cl A
6.315%, TSFR1M + 0.990%, 01/17/2039(A)(B)	630	624
BX Commercial Mortgage Trust, Ser LP2, Cl A
6.338%, TSFR1M + 1.013%, 02/15/2039(A)(B)	330	328

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.140%, US0001M + 0.700%, 09/15/2036(A)(B)	$635	$630
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(B)	534	536
BX Trust, Ser LBA6, Cl A
6.325%, TSFR1M + 1.000%, 01/15/2039(A)(B)	110	109
CAMB Commercial Mortgage Trust, Ser LIFE, Cl A
6.693%, US0001M + 1.070%, 12/15/2037(A)(B)	110	110
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(B)	180	173
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	98
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	458	446
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(B)(C)	76	69
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.970%, SOFR30A + 1.650%, 12/25/2041(A)(B)	440	442
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	261	230
CSMC Trust, Ser 2019-NQM1, Cl A3
4.064%, 10/25/2059(B)(C)	108	105
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	144	119
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	115	92
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	95	80
CSMC Trust, Ser 2021-RPL3, Cl M3
3.957%, 01/25/2060(A)(B)	120	95
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(B)	117	102
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	348	303
DC Commercial Mortgage Trust 2023-DC, Ser DC, Cl A
6.314%, 09/12/2040(B)	410	419
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	258	231

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	$273	$219
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	88	75
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
7.173%, US0001M + 1.800%, 09/15/2031(A)(B)	223	145
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
8.373%, US0001M + 3.000%, 09/15/2031(A)(B)	383	94
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	419	415
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	269	263
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	117	112
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
6.183%, US0001M + 0.740%, 06/20/2035(A)	127	116
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
9.193%, US0001M + 3.750%, 05/15/2028(A)(B)	115	99
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
6.719%, SOFR30A + 1.400%, 03/15/2039(A)(B)	300	299
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	567
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(B)	82	72
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.082%, 08/15/2034(A)(B)	220	203
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	139	133
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	459
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	495

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	$398	$385
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	399	379
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C33, Cl A5
3.599%, 05/15/2050	170	161
MTN Commercial Mortgage Trust, Ser LPFL, Cl A
6.727%, TSFR1M + 1.397%, 03/15/2039(A)(B)	410	406
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(B)	410	323
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	200
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	187	175
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	187	175
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	80	73
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	88	74
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	57	48
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(B)(C)	318	313
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	190	151
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	230	183
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	133	103
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	322	276
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	210	173
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	181	144
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	130	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(A)(B)	$21	$21
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(A)(B)	21	21
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(B)	22	22
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045(B)	339	328
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046(B)	1,027	926
Seasoned Credit Risk Transfer Trust, Ser 2017-2, Cl MA
3.000%, 08/25/2056	179	164
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	449	421
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	368	346
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	518	484
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	685	622
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	247	216
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	842	754
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	357	324
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(B)	100	94
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	422
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048(B)	361	356
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049(B)	314	289
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.344%, US0001M + 1.900%, 05/25/2058(A)(B)	100	105
UBS Commercial Mortgage Trust 2019-C16, Ser C16, Cl ASB
3.460%, 04/15/2052	280	268

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	$54	$53
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	606	591
Wells Fargo Commercial Mortgage Trust, Ser C38, Cl A5
3.453%, 07/15/2050	180	169
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.388%, 10/15/2057(A)	270	236
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.543%, 10/15/2057(A)	876	–

		23,226
Total Mortgage-Backed Securities
(Cost $155,788) ($ Thousands)		143,375

CORPORATE OBLIGATIONS — 26.5%
Communication Services — 1.8%
Alphabet
1.900%, 08/15/2040	40	27
1.100%, 08/15/2030	40	32
0.450%, 08/15/2025	20	19
AT&T
4.250%, 03/01/2027	150	147
2.550%, 12/01/2033	472	378
2.300%, 06/01/2027	120	111
Charter Communications Operating
5.050%, 03/30/2029	220	212
4.908%, 07/23/2025	490	484
4.400%, 04/01/2033	110	97
3.750%, 02/15/2028	200	186
Comcast
4.250%, 10/15/2030	40	39
4.150%, 10/15/2028	250	244
3.950%, 10/15/2025	210	206
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	29
3.400%, 04/01/2030	140	129
3.300%, 04/01/2027	30	29
3.250%, 11/01/2039	30	24
3.150%, 03/01/2026	30	29
2.937%, 11/01/2056	27	17
2.800%, 01/15/2051	30	19
Fox
4.709%, 01/25/2029	30	29
Prosus MTN
3.061%, 07/13/2031 (B)	410	334

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.150%, 04/15/2034	$30	$30
3.875%, 04/15/2030	390	365
3.750%, 04/15/2027	20	19
3.500%, 04/15/2025	150	147
3.375%, 04/15/2029	219	203
2.550%, 02/15/2031	190	162
2.050%, 02/15/2028	20	18
Verizon Communications
5.500%, 02/23/2054	70	71
4.500%, 08/10/2033	20	19
4.000%, 03/22/2050	30	24
3.875%, 02/08/2029	30	29
3.850%, 11/01/2042	10	8
3.000%, 03/22/2027	120	114
2.650%, 11/20/2040	130	92
2.550%, 03/21/2031	799	682
2.355%, 03/15/2032	546	449
2.100%, 03/22/2028	90	81
Warnermedia Holdings
6.412%, 03/15/2026	80	80
4.054%, 03/15/2029	447	419
3.755%, 03/15/2027	190	181

		6,031

Consumer Discretionary — 1.9%
Amazon.com
3.450%, 04/13/2029	160	153
3.300%, 04/13/2027	140	134
3.150%, 08/22/2027	470	448
1.200%, 06/03/2027	20	18
Aptiv
3.250%, 03/01/2032	639	556
Ashtead Capital
5.800%, 04/15/2034 (B)	700	699
Ferguson Finance
4.500%, 10/24/2028 (B)	459	449
3.250%, 06/02/2030 (B)	851	762
Ford Motor
6.100%, 08/19/2032	90	91
General Motors
5.600%, 10/15/2032	210	213
Home Depot
3.900%, 12/06/2028	10	10
3.350%, 04/15/2050	50	37
3.300%, 04/15/2040	40	32
2.875%, 04/15/2027	170	161
2.500%, 04/15/2027	450	421
Honda Motor
2.534%, 03/10/2027	632	592
Hyundai Capital America
5.950%, 09/21/2026 (B)	130	132

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LKQ
5.750%, 06/15/2028	$682	$694
Lowe's
4.500%, 04/15/2030	30	29
1.700%, 09/15/2028	80	70
McDonald's MTN
3.800%, 04/01/2028	280	270
3.700%, 01/30/2026	10	10
3.500%, 03/01/2027	20	19
3.500%, 07/01/2027	10	10
1.450%, 09/01/2025	10	9
NIKE
2.750%, 03/27/2027	40	38
2.400%, 03/27/2025	40	39
Toyota Motor
1.339%, 03/25/2026	210	196

		6,292

Consumer Staples — 0.5%
Coca-Cola
3.375%, 03/25/2027	30	29
Costco Wholesale
1.600%, 04/20/2030	90	76
1.375%, 06/20/2027	120	108
Hershey
0.900%, 06/01/2025	20	19
Kenvue
5.350%, 03/22/2026	150	151
5.050%, 03/22/2028	200	202
Kimberly-Clark
3.100%, 03/26/2030	20	18
Kroger
7.700%, 06/01/2029	565	632
Mars
3.200%, 04/01/2030 (B)	30	27
2.700%, 04/01/2025 (B)	60	59
Mondelez International
1.500%, 05/04/2025	180	173
PepsiCo
3.900%, 07/18/2032	90	85
2.625%, 03/19/2027	10	9
2.250%, 03/19/2025	10	10
1.625%, 05/01/2030	70	59
Procter & Gamble
3.000%, 03/25/2030	40	37
Walmart
1.800%, 09/22/2031	160	133

		1,827

Energy — 2.7%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.633%, 04/06/2030	$50	$47
3.410%, 02/11/2026	90	87
3.119%, 05/04/2026	170	164
Cameron LNG
2.902%, 07/15/2031 (B)	60	52
Columbia Pipelines Operating
6.036%, 11/15/2033 (B)	250	259
Continental Resources
5.750%, 01/15/2031 (B)	10	10
4.375%, 01/15/2028	120	116
3.800%, 06/01/2024	190	189
Coterra Energy
4.375%, 03/15/2029	300	289
3.900%, 05/15/2027	160	154
Devon Energy
5.850%, 12/15/2025	210	211
5.250%, 10/15/2027	64	64
5.000%, 06/15/2045	70	62
4.500%, 01/15/2030	32	31
Diamondback Energy
3.500%, 12/01/2029	50	46
3.250%, 12/01/2026	30	29
3.125%, 03/24/2031	40	35
Ecopetrol
5.375%, 06/26/2026	140	138
Energy Transfer
4.950%, 06/15/2028	10	10
3.750%, 05/15/2030	220	203
2.900%, 05/15/2025	140	136
Enterprise Products Operating
6.650%, 10/15/2034	40	45
4.150%, 10/16/2028	140	136
3.950%, 02/15/2027	150	146
3.125%, 07/31/2029	210	194
2.800%, 01/31/2030	230	206
EOG Resources
4.375%, 04/15/2030	190	186
4.150%, 01/15/2026	160	158
EQT
6.125%, 02/01/2025	56	56
3.900%, 10/01/2027	140	133
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	392
Kinder Morgan
4.300%, 06/01/2025	60	59
Occidental Petroleum
5.550%, 03/15/2026	170	171
3.400%, 04/15/2026	80	77
3.200%, 08/15/2026	130	123
3.000%, 02/15/2027	130	122
0.000%, 10/10/2036 (D)	1,346	707

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery
4.150%, 06/01/2032	$300	$282
ONEOK
5.800%, 11/01/2030	50	51
5.650%, 11/01/2028	170	174
5.550%, 11/01/2026	100	101
Petrobras Global Finance BV
6.850%, 06/05/2115	150	139
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	315
Pioneer Natural Resources
2.150%, 01/15/2031	70	59
1.900%, 08/15/2030	220	185
1.125%, 01/15/2026	50	46
Reliance Industries
3.625%, 01/12/2052 (B)	250	180
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	440
Shell International Finance BV
3.250%, 05/11/2025	150	147
3.250%, 04/06/2050	110	80
2.875%, 05/10/2026	90	86
2.750%, 04/06/2030	40	36
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	53
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	91
Western Midstream Operating
6.350%, 01/15/2029	490	508
4.750%, 08/15/2028	100	97
4.050%, 02/01/2030	20	19
3.100%, 02/01/2025	30	29
Williams
5.100%, 09/15/2045	70	65
4.900%, 01/15/2045	90	81
3.750%, 06/15/2027	390	375
3.500%, 11/15/2030	20	18

		9,031

Financials — 11.0%
American Express
4.050%, 05/03/2029	140	136
3.375%, 05/03/2024	140	139
Aon North America
5.150%, 03/01/2029	210	211
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	156
1.950%, 01/30/2026 (B)	567	529
Banco Santander
4.175%, H15T1Y + 2.000%, 03/24/2028 (A)	200	193
2.746%, 05/28/2025	200	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (A)	$584	$604
3.841%, SOFRRATE + 1.110%, 04/25/2025 (A)	100	100
3.419%, US0003M + 1.040%, 12/20/2028 (A)	234	219
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	380	328
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	240	199
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	971	895
Bank of America MTN
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	98
4.250%, 10/22/2026	10	10
4.200%, 08/26/2024	210	209
4.000%, 04/01/2024	440	440
4.000%, 01/22/2025	80	79
3.974%, US0003M + 1.210%, 02/07/2030 (A)	80	76
3.593%, US0003M + 1.370%, 07/21/2028 (A)	210	199
3.500%, 04/19/2026	130	126
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	200	170
Bank of Montreal MTN
1.850%, 05/01/2025	130	125
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	320	301
3.300%, 08/23/2029	790	729
1.600%, 04/24/2025	40	39
Bank of Nova Scotia
1.300%, 06/11/2025	70	67
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	887	922
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	461
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	200	209
5.198%, US0003M + 2.567%, 01/10/2030 (A)(B)	200	199
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	270	269
2.871%, SOFRRATE + 1.387%, 04/19/2032 (A)(B)	200	170
1.675%, SOFRRATE + 0.912%, 06/30/2027 (A)(B)	290	267

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
7.149%, SOFRRATE + 2.440%, 10/29/2027 (A)	$635	$661
5.700%, SOFRRATE + 1.905%, 02/01/2030 (A)	322	325
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	30	29
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	70	73
5.875%, 08/24/2026	110	112
3.850%, 05/21/2025	110	108
Citigroup
8.125%, 07/15/2039	12	16
5.500%, 09/13/2025	330	330
5.300%, 05/06/2044	31	30
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	140	138
4.650%, 07/30/2045	28	25
4.450%, 09/29/2027	90	88
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	100	95
4.400%, 06/10/2025	160	158
4.300%, 11/20/2026	40	39
4.125%, 07/25/2028	40	38
4.075%, US0003M + 1.192%, 04/23/2029 (A)	240	230
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	250	223
3.668%, US0003M + 1.390%, 07/24/2028 (A)	340	323
3.400%, 05/01/2026	354	341
3.200%, 10/21/2026	287	273
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	150	146
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	160	137
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	110	90
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	246
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(B)	580	552
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (A)(B)	250	239
Credit Suisse NY
7.950%, 01/09/2025	250	254
5.000%, 07/09/2027	530	525
4.750%, 08/09/2024	250	249
2.950%, 04/09/2025	250	244

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
4.298%, H15T1Y + 1.750%, 04/01/2028 (A)(B)	$240	$232
GA Global Funding Trust
3.850%, 04/11/2025 (B)	1,114	1,093
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/2027 (A)	400	392
4.250%, 10/21/2025	140	137
4.223%, US0003M + 1.301%, 05/01/2029 (A)	650	626
3.691%, US0003M + 1.510%, 06/05/2028 (A)	400	383
3.615%, SOFRRATE + 1.846%, 03/15/2028 (A)	30	29
3.500%, 04/01/2025	80	78
3.500%, 11/16/2026	90	86
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	110	92
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	28
HSBC Holdings PLC
4.583%, US0003M + 1.535%, 06/19/2029 (A)	200	194
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	539	560
Intercontinental Exchange
4.600%, 03/15/2033	40	39
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	199
JPMorgan Chase
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	998	973
4.452%, US0003M + 1.330%, 12/05/2029 (A)	200	195
4.203%, US0003M + 1.260%, 07/23/2029 (A)	773	745
4.005%, US0003M + 1.120%, 04/23/2029 (A)	100	96
3.875%, 09/10/2024	290	288
3.845%, SOFRRATE + 0.980%, 06/14/2025 (A)	1,180	1,175
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	110	92
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	190	164
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	130	125
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,072
Lincoln National
3.400%, 01/15/2031	43	38

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	$200	$196
Moody's
2.000%, 08/19/2031	1,000	815
Morgan Stanley MTN
3.772%, US0003M + 1.140%, 01/24/2029 (A)	150	143
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	475	435
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	200	175
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	400	386
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	57
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	544	534
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	834	913
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	240	241
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	19
Royal Bank of Canada MTN
6.000%, 11/01/2027	709	733
5.150%, 02/01/2034	80	80
1.150%, 06/10/2025	70	67
SBA Tower Trust
2.593%, 10/15/2031 (B)	996	803
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (A)	520	518
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	50	45
Swedbank
1.538%, 11/16/2026 (B)	400	365
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	1,061	1,051
4.456%, 06/08/2032	140	134
3.200%, 03/10/2032	807	710
1.150%, 06/12/2025	80	76
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	90	91
UBS Group
4.253%, 03/23/2028 (B)	250	241
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	232
4.125%, 04/15/2026 (B)	634	617
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	575	470

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	$100	$102
1.450%, 05/12/2025	120	115
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	60	55
USAA Capital
2.125%, 05/01/2030 (B)	150	125
Wells Fargo
3.000%, 10/23/2026	190	180
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	130	125
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	20	20
5.013%, SOFRRATE + 4.502%, 04/04/2051 (A)	380	357
4.900%, 11/17/2045	30	27
4.540%, SOFRRATE + 1.560%, 08/15/2026 (A)	300	296
4.478%, SOFRRATE + 4.032%, 04/04/2031 (A)	220	211
4.300%, 07/22/2027	200	195
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	40	35
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	100	88
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	290	265

		36,878

Health Care — 1.9%
AbbVie
4.800%, 03/15/2027	110	110
4.800%, 03/15/2029	180	180
3.800%, 03/15/2025	40	39
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	138
2.950%, 11/21/2026	20	19
2.600%, 11/21/2024	140	138
Becton Dickinson
4.685%, 12/15/2044	36	33
3.734%, 12/15/2024	7	7
3.363%, 06/06/2024	186	185
Bristol-Myers Squibb
5.200%, 02/22/2034	150	152
5.100%, 02/22/2031	50	51
4.950%, 02/20/2026	130	130
3.400%, 07/26/2029	16	15
3.200%, 06/15/2026	79	76
2.900%, 07/26/2024	154	153

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cigna Group
4.375%, 10/15/2028	$420	$409
1.250%, 03/15/2026	302	280
CVS Health
5.050%, 03/25/2048	60	55
4.300%, 03/25/2028	164	160
3.875%, 07/20/2025	95	93
3.625%, 04/01/2027	180	173
2.125%, 09/15/2031	150	123
1.875%, 02/28/2031	20	16
1.750%, 08/21/2030	200	164
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	938	972
5.773%, 01/10/2033 (B)	309	306
Elevance Health
4.100%, 05/15/2032	80	75
Eli Lilly
4.700%, 02/09/2034	270	269
4.500%, 02/09/2029	200	199
Humana
5.750%, 12/01/2028	200	205
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	150
2.150%, 02/03/2032	30	24
Merck
1.900%, 12/10/2028	430	382
1.450%, 06/24/2030	50	41
Pfizer
2.625%, 04/01/2030	100	89
1.700%, 05/28/2030	50	42
Solventum
5.600%, 03/23/2034 (B)	140	140
5.450%, 03/13/2031 (B)	110	110
5.400%, 03/01/2029 (B)	110	110
UnitedHealth Group
4.450%, 12/15/2048	10	9
4.000%, 05/15/2029	200	193
3.875%, 12/15/2028	30	29
2.300%, 05/15/2031	20	17
2.000%, 05/15/2030	30	25
1.250%, 01/15/2026	20	19

		6,325

Industrials — 2.0%
3M
2.375%, 08/26/2029	30	26
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,109
2.450%, 10/29/2026	190	177
Air Lease
5.300%, 02/01/2028	90	90
3.375%, 07/01/2025	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe
4.550%, 09/01/2044	$10	$9
Carrier Global
2.700%, 02/15/2031	10	9
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	457	451
Cummins
5.150%, 02/20/2034	840	848
Deere
3.100%, 04/15/2030	10	9
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	414	392
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	621
John Deere Capital MTN
3.350%, 04/18/2029	934	876
Penske Truck Leasing Lp
5.550%, 05/01/2028 (B)	916	926
Republic Services
3.200%, 03/15/2025	180	176
Ryder System MTN
5.250%, 06/01/2028	609	612
3.350%, 09/01/2025	197	191
Union Pacific
3.750%, 07/15/2025	20	20
2.891%, 04/06/2036	20	16
Waste Connections
5.000%, 03/01/2034	260	257

		6,912

Information Technology — 1.1%
Adobe
2.300%, 02/01/2030	210	185
Apple
3.350%, 02/09/2027	210	203
2.900%, 09/12/2027	110	104
2.450%, 08/04/2026	70	67
Broadcom
4.926%, 05/15/2037 (B)	33	31
4.150%, 11/15/2030	26	25
3.137%, 11/15/2035 (B)	70	56
Intel
5.125%, 02/10/2030	70	71
3.700%, 07/29/2025	30	29
1.600%, 08/12/2028	50	44
Mastercard
3.375%, 04/01/2024	60	60
Micron Technology
5.300%, 01/15/2031	70	70
2.703%, 04/15/2032	260	217

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Microsoft
3.300%, 02/06/2027	$70	$68
NVIDIA
2.850%, 04/01/2030	90	82
NXP BV
5.000%, 01/15/2033	916	896
2.700%, 05/01/2025	40	39
Oracle
4.650%, 05/06/2030	70	69
1.650%, 03/25/2026	130	121
PayPal Holdings
4.400%, 06/01/2032	80	77
1.650%, 06/01/2025	60	58
Salesforce
3.700%, 04/11/2028	150	145
1.500%, 07/15/2028	510	449
Texas Instruments
1.750%, 05/04/2030	40	34
TSMC Arizona
2.500%, 10/25/2031	250	214
1.750%, 10/25/2026	230	212
Visa
4.300%, 12/14/2045	10	9
3.150%, 12/14/2025	50	49
1.900%, 04/15/2027	60	55

		3,739

Materials — 0.6%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	198
Glencore Funding
1.625%, 04/27/2026 (B)	90	83
MEGlobal BV MTN
4.250%, 11/03/2026 (B)	200	192
2.625%, 04/28/2028 (B)	230	205
OCP
4.500%, 10/22/2025 (B)	400	390
Orbia Advance
2.875%, 05/11/2031 (B)	200	166
Suzano Austria GmbH
3.125%, 01/15/2032	380	316
Vale Overseas
6.875%, 11/21/2036	148	158
6.250%, 08/10/2026	240	244

		1,952

Real Estate — 0.6%
Alexandria Real Estate Equities
3.950%, 01/15/2028	141	135
3.450%, 04/30/2025	664	650
American Tower Trust #1
5.490%, 03/15/2028 (B)	554	559

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Healthpeak OP
2.125%, 12/01/2028	$769	$676

		2,020

Utilities — 2.4%
American Transmission Systems
2.650%, 01/15/2032 (B)	60	50
American Water Capital
2.800%, 05/01/2030	1,203	1,059
Commonwealth Edison
3.700%, 08/15/2028	468	448
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	518
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	907
Exelon
5.625%, 06/15/2035	343	348
FirstEnergy
1.600%, 01/15/2026	30	28
Florida Power & Light
2.450%, 02/03/2032	544	458
MidAmerican Energy
3.650%, 04/15/2029	140	133
Northern States Power
7.125%, 07/01/2025	1,190	1,209
NSTAR Electric
1.950%, 08/15/2031	1,000	808
Pacific Gas and Electric
5.550%, 05/15/2029	210	212
2.100%, 08/01/2027	130	117
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	371
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	703	679
3.594%, 06/01/2030	673	645

		7,990

Total Corporate Obligations
(Cost $94,413) ($ Thousands)		88,997

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bills
5.305%, 05/09/2024	250	249
U.S. Treasury Bonds
4.750%, 11/15/2043	810	840
4.750%, 11/15/2053	790	843
4.375%, 08/15/2043	750	741
4.250%, 02/15/2054	430	423
4.125%, 08/15/2053	900	865
4.000%, 11/15/2052	730	686

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.875%, 05/15/2043	$790	$729
3.625%, 08/15/2043	40	36
3.625%, 02/15/2053	290	255
3.625%, 05/15/2053	450	395
3.375%, 11/15/2048	190	159
3.125%, 08/15/2044	50	41
3.000%, 02/15/2049	1,010	787
2.875%, 08/15/2045	60	47
2.875%, 05/15/2049	320	243
2.875%, 05/15/2052	80	60
2.375%, 02/15/2042	618	460
2.375%, 05/15/2051	1,920	1,303
2.250%, 08/15/2049	280	187
2.250%, 02/15/2052	716	471
2.000%, 11/15/2041	650	456
2.000%, 02/15/2050	180	113
2.000%, 08/15/2051	900	558
1.875%, 02/15/2041	30	21
1.875%, 02/15/2051	1,190	717
1.875%, 11/15/2051	780	467
1.750%, 08/15/2041	640	432
1.625%, 11/15/2050	1,080	610
1.375%, 11/15/2040	880	566
1.375%, 08/15/2050	2,130	1,125
1.250%, 05/15/2050	620	317
1.125%, 08/15/2040	260	161
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	1,263	1,184
0.125%, 01/15/2030	940	851
U.S. Treasury Notes
4.625%, 09/15/2026	30	30
4.625%, 11/15/2026	30	30
4.625%, 09/30/2030	730	746
4.375%, 08/31/2028	4,712	4,731
4.375%, 11/30/2028	5,946	5,978
4.250%, 12/31/2025	110	109
4.250%, 02/28/2031	1,090	1,092
4.125%, 02/15/2027	934	926
4.125%, 08/31/2030	1,640	1,630
4.000%, 01/31/2029	3,487	3,451
4.000%, 07/31/2030	770	760
4.000%, 01/31/2031	2,470	2,438
4.000%, 02/15/2034	1,642	1,615
3.875%, 08/15/2033	4,776	4,649
3.750%, 12/31/2028	100	98
3.625%, 05/31/2028	3,064	2,986
3.500%, 01/31/2028	4,604	4,469
3.375%, 05/15/2033	1,454	1,362
3.125%, 08/31/2027	5,691	5,467
1.500%, 01/31/2027	128	118
0.750%, 05/31/2026	7,510	6,919
0.250%, 05/31/2025	210	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 09/30/2025	$10	$9

Total U.S. Treasury Obligations
(Cost $73,067) ($ Thousands)		67,210

ASSET-BACKED SECURITIES — 8.2%
Automotive — 0.3%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	430	395
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (B)	160	146
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (B)	300	274
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (B)	210	205
		1,020

Mortgage Related Securities — 0.1%

Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (B)	66	57
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
5.744%, US0001M + 0.300%, 05/25/2037 (A)(B)	137	118
		175

Other Asset-Backed Securities — 7.8%

AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	960	916
CIFC Funding 2023-III, Ser 2024-3A, Cl A
6.916%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	1,043	1,045
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.580%, US0001M + 0.140%, 07/15/2036 (A)	116	109
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,025	904
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	771	705
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	436	401
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (B)	577	433
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (B)	263	223

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (B)	$858	$821
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.785%, US0001M + 1.350%, 06/25/2065 (A)(B)	238	240
Navient Student Loan Trust, Ser 2016-6A, Cl A3
6.735%, US0001M + 1.300%, 03/25/2066 (A)(B)	471	477
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.578%, US0003M + 1.000%, 10/17/2031 (A)(B)	621	622
Palmer Square CLO, Ser 2022-2A, Cl A1
6.888%, TSFR3M + 1.570%, 07/20/2034 (A)(B)	400	400
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.584%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	657	657
PFS Financing, Ser 2023-C, Cl A
5.520%, 10/15/2028 (B)	826	833
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	546	505
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (B)	974	911
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (B)	504	474
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	872	874
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	850	852
SLC Student Loan Trust, Ser 2010-1, Cl A
6.495%, US0003M + 0.875%, 11/25/2042 (A)	45	45
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
5.881%, US0003M + 0.290%, 06/15/2039 (A)	131	127
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.190%, US0001M + 4.750%, 10/15/2041 (A)(B)	259	278
SMB Private Education Loan Trust 2020-A, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (B)	128	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (B)	$247	$221
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (B)	166	154
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	583	506
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	269	255
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (B)	850	788
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051 (B)	254	230
TRP 2021, Ser 2021-1, Cl A
2.070%, 06/19/2051 (B)	464	418
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	94	89
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	89	86
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	67	62
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	291	275
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	428	397
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	338	308
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	213	192
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	267	244
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	350	318
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	701	649
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	668	606
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	929	866

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	$945	$886
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	911	849
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	447	413
United States Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	527	528
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	856	849
United States Small Business Administration, Ser 2023-25J, Cl 1
5.820%, 10/01/2048	537	557
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	816	813
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	305	293
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	601	523
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	258	216
Wind River CLO, Ser 2021-3A, Cl A
6.729%, US0003M + 1.150%, 07/20/2033 (A)(B)	614	613
		26,176

Total Asset-Backed Securities
(Cost $28,857) ($ Thousands)		27,371

MUNICIPAL BONDS — 1.2%
California — 0.5%
California Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	550
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	502
University of California, Ser BU, RB
4.932%, 05/15/2034	875	886

		1,938

Illinois — 0.3%
Sales Tax Securitization, RB
4.847%, 01/01/2031	930	932

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.2%
New York State Urban Development, RB
3.350%, 03/15/2026 (E)	$665	$647

Wisconsin — 0.2%
State of Wisconsin, Ser A, RB, AGM
5.700%, 05/01/2026	595	599

Total Municipal Bonds
(Cost $4,187) ($ Thousands)		4,116

SOVEREIGN DEBT — 0.9%

Colombia Government International Bond
5.625%, 02/26/2044	280	221
5.200%, 05/15/2049	310	227
3.125%, 04/15/2031	220	176
Indonesia Government International Bond MTN
5.125%, 01/15/2045(B)	200	198
Korea Housing Finance
4.625%, 02/24/2033(B)	360	349
Mexico Government International Bond
3.500%, 02/12/2034	1,040	865
Peruvian Government International Bond
3.550%, 03/10/2051	90	65
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,027

Total Sovereign Debt
(Cost $3,578) ($ Thousands)		3,128

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl Institutional
5.130%**†	4,304,358	4,304
Total Cash Equivalent
(Cost $4,304) ($ Thousands)		4,304

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $47) ($ Thousands)		33

Total Investments in Securities — 100.8%
(Cost $364,241) ($ Thousands)		$338,534

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $41) ($ Thousands)		$(16)

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Continued)

A list of open exchange traded options contracts for the Fund at March 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
3 Month SOFR	39	$9,311	$95.50	12/21/2024	$32
3 Month SOFR	33	7,817	94.75	4/20/2024	–

		17,128			32

Call Options		–
2 Year Futures	7	1,449	103.50	5/18/2024	1

Total Purchased Options		$18,577			$33
WRITTEN OPTIONS — 0.0%
Put Options
3 Month SOFR	(39)	$(9,262)	95.00	12/21/2024	$(11)

Call Options
2 Year Futures	(7)	(1,463)	104.50	05/18/2024	–
3 Month SOFR	(39)	(9,470)	97.13	12/21/2024	(5)
U.S. Bond Futures	(2)	(260)	130.00	05/18/2024	–

		(11,193)			(5)

Total Written Options		$(20,455)			$(16)

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	74	Mar-2025	$17,793	$17,654	$(139)
3 Month SOFR	105	Mar-2026	25,224	25,264	40
U.S. 5-Year Treasury Note	5	Jun-2024	537	536	(1)
U.S. 10-Year Treasury Note	167	Jun-2024	18,416	18,503	87
Ultra 10-Year U.S. Treasury Note	81	Jun-2024	9,216	9,284	68
			71,186	71,241	55
Short Contracts
3 Month SOFR	(13)	Jun-2024	$(3,074)	$(3,077)	$(3)
U.S. 2-Year Treasury Note	(46)	Jun-2024	(9,413)	(9,406)	7
U.S. Long Treasury Bond	(190)	Jun-2024	(22,565)	(22,883)	(318)
U.S. Ultra Long Treasury Bond	(36)	Jun-2024	(4,569)	(4,644)	(75)
			(39,621)	(40,010)	(389)
			$31,565	$31,231	$(334)

Percentages are based on Net Assets of $335,718 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $49,522 ($ Thousands), representing 14.8% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	Security is escrowed to maturity.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,278	$84,063	$(81,037)	$—	$—	$4,304	$36	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.6%
Equity Fund — 61.5%
New Covenant Growth Fund †	3,476,155	$217,364

Total Equity Fund
(Cost $91,301) ($ Thousands)		217,364
Fixed Income Fund — 37.1%
New Covenant Income Fund †	6,337,797	131,192

Total Fixed Income Fund
(Cost $142,828) ($ Thousands)		131,192

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl Institutional
5.130%**†	4,644,129	$4,644
Total Cash Equivalent
(Cost $4,644) ($ Thousands)		4,644
Total Investments in Securities — 99.9%
(Cost $238,773) ($ Thousands)		$353,200

Percentages are based on Net Assets of $353,514 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2024	Income	Capital Gains
New Covenant Growth Fund	$207,077	$11,539	$(45,551)	$29,223	$15,076	$217,364	$1,415	$—
New Covenant Income Fund	125,381	5,033	—	—	778	131,192	2,869	—
SEI Daily Income Trust, Government Fund, Institutional Class	3,145	20,034	(18,535)	—	—	4,644	107	—
Totals	$335,603	$36,606	$(64,086)	$29,223	$15,854	$353,200	$4,391	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Fixed Income Fund — 62.4%
New Covenant Income Fund †	2,277,337	$47,141

Total Fixed Income Fund
(Cost $51,819) ($ Thousands)		47,141
Equity Fund — 36.6%
New Covenant Growth Fund †	442,460	27,667

Total Equity Fund
(Cost $9,860) ($ Thousands)		27,667

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl Institutional
5.130%**†	641,122	$641
Total Cash Equivalent
(Cost $641) ($ Thousands)		641
Total Investments in Securities — 99.8%
(Cost $62,320) ($ Thousands)		$75,449

Percentages are based on Net Assets of $75,563 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2024.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2024 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2024	Income	Capital Gains
New Covenant Growth Fund	$27,617	$1,469	$(7,099)	$4,937	$743	$27,667	$182	$—
New Covenant Income Fund	49,397	573	(3,041)	(545)	757	47,141	1,072	—
SEI Daily Income Trust, Government Fund, Institutional Class	765	9,044	(9,168)	—	—	641	25	—
Totals	$77,779	$11,086	$(19,308)	$4,392	$1,500	$75,449	$1,279	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ABS — Asset-Backed Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

New Covenant Funds